UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.4%

	Aerospace & Defense – 1.2%

81	General Dynamics Corporation	$4,886

123	United Technologies Corporation	6,760
	Total Aerospace & Defense	11,646

	Air Freight & Logistics – 1.5%

223	FedEx Corporation	14,578
	Beverages – 0.4%

104	Molson Coors Brewing Company, Class B	3,885
	Capital Markets – 9.5%

362	Bank of New York Company, Inc.	11,801

65	Franklin Resources, Inc.	4,420

770	Invesco LTD	11,481

1,073	JPMorgan Chase & Co.	44,261

478	Legg Mason, Inc.	10,607

285	Raymond James Financial, Inc.	6,638
	Total Capital Markets	89,208

	Chemicals – 2.0%

259	Eastman Chemical Company	10,461

220	Mosaic Company	8,670
	Total Chemicals	19,131

	Commercial Banks – 3.6%

488	BB&T Corporation	17,495

592	KeyCorp.	7,240

138	PNC Financial Services Group, Inc.	9,200
	Total Commercial Banks	33,935

	Commercial Services & Supplies – 1.2%

592	Corrections Corporation of America, (2)	11,313
	Communication Equipment – 1.6%

382	QUALCOMM, Inc.	14,615
	Computers & Peripherals – 0.7%

184	Hewlett-Packard Company	7,044
	Construction & Engineering – 1.0%

492	Quanta Services Incorporated, (2)	9,722
	Consumer Finance – 1.9%

320	Visa, Inc.	17,712
	Containers & Packaging – 0.4%

169	Owens-Illinois, Inc., (2)	3,867
	Diversified Financial Services – 1.4%

704	Citigroup, Inc.	9,610

224	Western Union Company	3,418
	Total Diversified Financial Services	13,028

	Diversified Telecommunication Services – 3.4%

728	AT&T, Inc.	19,489

417	Embarq Corporation	12,510
	Total Diversified Telecommunication Services	31,999

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Electric Utilities – 3.6%

140	DPL, Inc.	$3,193

106	Edison International	3,773

426	FPL Group, Inc.	20,124

194	Southern Company	6,662
	Total Electric Utilities	33,752

	Electronic Equipment & Instruments – 1.1%

245	Thermo Fisher Scientific, Inc., (2)	9,947
	Food & Staples Retailing – 4.6%

202	Costco Wholesale Corporation	11,516

544	Kroger Co.	14,938

296	Wal-Mart Stores, Inc.	16,520
	Total Food & Staples Retailing	42,974

	Food Products – 3.5%

224	General Mills, Inc.	15,174

399	H.J. Heinz Company	17,484
	Total Food Products	32,658

	Health Care Equipment & Supplies – 0.9%

200	Covidien Limited	8,858
	Health Care Providers & Services – 0.7%

246	Omnicare, Inc.	6,782
	Hotels, Restaurants & Leisure – 1.2%

191	McDonald’s Corporation	11,065
	Industrial Conglomerates – 1.4%

695	General Electric Company	13,559
	Insurance – 5.8%

256	Ace Limited	14,684

172	AFLAC Incorporated	7,616

336	Axis Capital Holdings Limited	9,569

202	Chubb Corporation	10,468

297	Travelers Companies, Inc.	12,637
	Total Insurance	54,974

	Leisure Equipment & Products – 0.9%

307	Hasbro, Inc.	8,924
	Machinery – 0.6%

170	AGCO Corporation, (2)	5,358
	Media – 2.5%

503	Cablevision Systems Corporation	8,918

683	Regal Entertainment Group, Class A	8,770

211	Walt Disney Company	5,465
	Total Media	23,153

	Metals & Mining – 0.7%

213	Freeport-McMoRan Copper & Gold, Inc.	6,198

Shares	Description (1)	Value

	Multiline Retail – 2.7%

424	Family Dollar Stores, Inc.	$11,410

343	Target Corporation	13,761
	Total Multiline Retail	25,171

	Multi-Utilities – 0.4%

218	MDU Resources Group, Inc.	3,970
	Oil, Gas & Consumable Fuels – 12.6%

319	Chesapeake Energy Corporation	7,008

621	Chevron Corporation	46,328

103	Continental Resources, Inc., (2)	3,336

66	Devon Energy Corporation	5,337

90	EOG Resources, Inc.	7,283

287	Hess Corporation	17,280

476	Occidental Petroleum Corporation	26,437

186	Sunoco, Inc.	5,673
	Total Oil, Gas & Consumable Fuels	118,682

	Pharmaceuticals – 7.2%

760	Bristol-Myers Squibb Company	15,618

274	Eli Lilly and Company	9,267

303	Johnson & Johnson	18,586

861	Pfizer, Inc.	15,248

360	Watson Pharmaceuticals, Inc., (2)	9,421
	Total Pharmaceuticals	68,140

	Residential REIT – 0.6%

60	Essex Property Trust, Inc.	5,838
	Retail REIT – 1.0%

85	Simon Property Group, Inc.	5,698

110	Taubman Centers, Inc.	3,654
	Total Retail REIT	9,352

	Road & Rail – 3.3%

223	Burlington Northern Santa Fe Corporation	19,860

115	Norfolk Southern Corporation	6,893

67	Union Pacific Corporation	4,474
	Total Road & Rail	31,227

	Software – 0.8%

406	CA, Inc.	7,227
	Specialized REIT – 0.5%

154	Rayonier, Inc.	5,094
	Specialty Retail – 2.7%

516	Home Depot, Inc.	12,172

625	Lowe’s Companies, Inc.	13,563
	Total Specialty Retail	25,735

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Value Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – 4.7%

1,394	Hudson City Bancorp, Inc.	$26,221

718	New York Community Bancorp, Inc.	11,244

376	People’s United Financial, Inc.	6,580
	Total Thrifts & Mortgage Finance	44,045

	Tobacco – 2.6%

562	Philip Morris International	24,430
	Total Investments (cost $1,031,423) – 96.4%	908,796

	Other Assets Less Liabilities – 3.6%	33,548

	Net Assets – 100%	$942,344

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$908,796	$—	$—	$908,796

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $1,034,577.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$21,647
Depreciation	(147,428)
Net unrealized appreciation (depreciation) of investments	$(125,781)

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.1%

	Aerospace & Defense – 6.3%

518	Boeing Company	$27,076

673	Lockheed Martin Corporation	57,239

223	Raytheon Company	11,398
	Total Aerospace & Defense	95,713

	Beverages – 3.0%

239	Anheuser-Busch Companies, Inc.	14,825

709	Coca-Cola Company	31,239
	Total Beverages	46,064

	Biotechnology – 4.3%

159	Biogen Idec, Inc., (2)	6,765

159	Celgene Corporation, (2)	10,217

657	Genzyme Corporation, (2)	47,882
	Total Biotechnology	64,864

	Capital Markets – 2.5%

418	Bank of New York Company, Inc.	13,627

597	JPMorgan Chase & Co.	24,626
	Total Capital Markets	38,253

	Chemicals – 0.8%

299	Mosaic Company	11,784
	Commercial Services & Supplies – 1.4%

239	Stericycle, Inc., (2)	13,965

259	Waste Management, Inc.	8,089
	Total Commercial Services & Supplies	22,054

	Communications Equipment – 1.4%

557	QUALCOMM, Inc.	21,311
	Computers & Peripherals – 6.2%

498	Apple, Inc., (2)	53,580

438	International Business Machines Corporation (IBM)	40,721
	Total Computers & Peripherals	94,301

	Construction & Engineering – 0.5%

199	Fluor Corporation	7,946
	Consumer Finance – 1.7%

478	Visa, Inc.	26,457
	Diversified Financial Services – 1.4%

1,533	Citigroup, Inc.	20,925
	Diversified Telecommunication Services – 0.5%

239	Verizon Communications, Inc.	7,091
	Electric Utilities – 5.6%

398	Edison International	14,165

179	Entergy Corporation	13,971

199	FPL Group, Inc.	9,401

776	Progress Energy, Inc.	30,551

518	Southern Company	17,788
	Total Electric Utilities	85,876

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 0.6%

119	Mettler-Toledo International, Inc., (2)	$9,108
	Energy Equipment & Services – 2.0%

537	Helmerich & Payne, Inc.	18,424

239	National-Oilwell Varco, Inc., (2)	7,144

319	Patterson-UTI Energy, Inc.	4,233
	Total Energy Equipment & Services	29,801

	Food & Staples Retailing – 1.5%

219	Costco Wholesale Corporation	12,485

200	Wal-Mart Stores, Inc.	11,162
	Total Food & Staples Retailing	23,647

	Food Products – 8.2%

677	General Mills, Inc.	45,860

418	H.J. Heinz Company	18,317

737	Kellogg Company	37,160

259	Monsanto Company	23,046
	Total Food Products	124,383

	Gas Utilities – 2.0%

279	Energen Corporation	9,366

617	Questar Corporation	21,262
	Total Gas Utilities	30,628

	Health Care Equipment & Supplies – 6.3%

796	Baxter International, Inc.	48,150

139	Beckman Coulter, Inc.	6,939

442	Becton, Dickinson and Company	30,675

219	Covidien Limited	9,700
	Total Health Care Equipment & Supplies	95,464

	Health Care Providers & Services – 1.9%

239	Express Scripts, Inc., (2)	14,486

338	Universal Health Services, Inc., Class B	14,210
	Total Health Care Providers & Services	28,696

	Hotels, Restaurants & Leisure – 0.7%

179	McDonald’s Corporation	10,369
	Household Products – 8.2%

239	Church & Dwight Company, Inc.	14,123

963	Colgate-Palmolive Company	60,435

543	Kimberly-Clark Corporation	33,280

259	Procter & Gamble Company	16,716
	Total Household Products	124,554

	Industrial Conglomerates – 1.1%

438	Walter Industries, Inc.	16,973
	Insurance – 3.2%

764	AFLAC Incorporated	33,830

219	Arch Capital Group Limited, (2)	15,275
	Total Insurance	49,105

Shares	Description (1)	Value

	IT Services – 2.3%

1,055	Accenture Limited	$34,868
	Life Sciences Tools & Services – 2.3%

319	Covance, Inc., (2)	15,950

358	Edwards Lifesciences Corporation, (2)	18,917
	Total Life Sciences Tools & Services	34,867

	Media – 1.9%

756	DIRECTV Group, Inc., (2)	16,549

468	Walt Disney Company	12,121
	Total Media	28,670

	Metals & Mining – 1.2%

279	Cliffs Natural Resources, Inc.	7,530

358	Freeport-McMoRan Copper & Gold, Inc.	10,418
	Total Metals & Mining	17,948

	Oil, Gas & Consumable Fuels – 3.4%

259	Continental Resources, Inc., (2)	8,389

159	EOG Resources, Inc.	12,866

378	Hess Corporation	22,759

438	Petrohawk Energy Corporation, (2)	8,300
	Total Oil, Gas & Consumable Fuels	52,314

	Pharmaceuticals – 8.1%

836	Abbott Laboratories	46,105

836	Eli Lilly and Company	28,274

557	Johnson & Johnson	34,166

438	Wyeth	14,095
	Total Pharmaceuticals	122,640

	Software – 1.5%

876	Adobe Systems Incorporated, (2)	23,337
	Tobacco – 3.1%

418	Altria Group, Inc.	8,021

916	Philip Morris International	39,819
	Total Tobacco	47,840

	Total Investments (cost $1,863,351) – 95.1%	1,447,851

	Other Assets Less Liabilities – 4.9%	74,528

	Net Assets – 100%	$1,522,379

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Portfolio of Investments (Unaudited)

Nuveen Symphony Optimized Alpha Fund (continued)

October 31, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$1,447,851	$—	$—	$1,447,851

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $1,870,163.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$17,036
Depreciation	(439,348)
Net unrealized appreciation (depreciation) of investments	$(422,312)

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.3%

	Aerospace & Defense – 1.9%

282	BE Aerospace, Inc., (2)	$3,629

210	Rockwell Collins, Inc.	7,818
	Total Aerospace & Defense	11,447

	Airlines – 0.6%

616	AerCap Holdings N.V., (2)	3,905
	Beverages – 4.7%

299	Hansen Natural Corporation, (2)	7,571

371	PepsiCo, Inc.	21,151
	Total Beverages	28,722

	Biotechnology – 7.3%

225	Celgene Corporation, (2)	14,459

136	Genentech, Inc., (2)	11,280

281	Gilead Sciences, Inc., (2)	12,884

213	Vertex Pharmaceuticals, Inc., (2)	5,583
	Total Biotechnology	44,206

	Capital Markets – 2.1%

217	Lazard Limited	6,547

138	State Street Corporation	5,982
	Total Capital Markets	12,529

	Chemicals – 0.7%

180	Albemarle Corporation	4,383
	Communications Equipment – 7.1%

1,217	Cisco Systems, Inc., (2)	21,626

438	Nokia Oyj, Sponsored ADR	6,649

389	QUALCOMM, Inc.	14,883
	Total Communications Equipment	43,158

	Computers & Peripherals – 7.1%

203	Apple, Inc., (2)	21,841

545	Hewlett-Packard Company	20,863
	Total Computers & Peripherals	42,704

	Construction & Engineering – 1.9%

155	Jacobs Engineering Group, Inc., (2)	5,647

289	Quanta Services Incorporated, (2)	5,711
	Total Construction & Engineering	11,358

	Consumer Finance – 2.8%

369	American Express Company	10,148

169	Capital One Financial Corporation	6,611
	Total Consumer Finance	16,759

	Electrical Equipment – 2.9%

327	Emerson Electric Company	10,703

246	Rockwell Automation, Inc.	6,807
	Total Electrical Equipment	17,510

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Electronic Equipment & Instruments – 1.3%

198	Thermo Fisher Scientific, Inc., (2)	$8,039
	Energy Equipment & Services – 4.3%

413	Halliburton Company	8,173

389	Nabors Industries Limited, (2)	5,594

215	National-Oilwell Varco, Inc., (2)	6,426

206	Oceaneering International, Inc., (2)	5,803
	Total Energy Equipment & Services	25,996

	Food & Staples Retailing – 1.8%

425	Walgreen Co.	10,821
	Food Products – 3.7%

398	Archer-Daniels-Midland Company	8,251

158	Monsanto Company	14,059
	Total Food Products	22,310

	Health Care Equipment & Supplies – 5.2%

187	Baxter International, Inc.	11,312

167	Covidien Limited	7,396

447	Hologic, Inc., (2)	5,471

156	Zimmer Holdings, Inc., (2)	7,243
	Total Health Care Equipment & Supplies	31,422

	Health Care Providers & Services – 2.4%

194	Quest Diagnostics Incorporated	9,079

292	VCA Antech, Inc., (2)	5,285
	Total Health Care Providers & Services	14,364

	Industrial Conglomerates – 1.9%

377	General Electric Company	7,355

251	Textron, Inc.	4,443
	Total Industrial Conglomerates	11,798

	Internet Software & Services – 3.0%

51	Google Inc., Class A, (2)	18,327
	Machinery – 2.4%

157	ITT Industries, Inc.	6,987

161	Joy Global, Inc.	4,666

187	Terex Corporation, (2)	3,121
	Total Machinery	14,774

	Media – 3.7%

306	McGraw-Hill Companies, Inc.	8,213

412	Monster Worldwide, Inc., (2)	5,867

315	Walt Disney Company	8,159
	Total Media	22,239

	Metals & Mining – 0.9%

105	Cliffs Natural Resources, Inc.	2,834

83	Freeport-McMoRan Copper & Gold, Inc.	2,415
	Total Metals & Mining	5,249

Shares	Description (1)	Value

	Multiline Retail – 2.4%

225	J.C. Penney Company, Inc.	$5,382

253	Kohl’s Corporation, (2)	8,888
	Total Multiline Retail	14,270

	Oil, Gas & Consumable Fuels – 4.6%

95	Apache Corporation	7,821

218	Occidental Petroleum Corporation	12,108

220	XTO Energy, Inc.	7,909
	Total Oil, Gas & Consumable Fuels	27,838

	Personal Products – 1.7%

621	Bare Escentuals, Inc., (2)	2,596

216	Estee Lauder Companies Inc., Class A	7,785
	Total Personal Products	10,381

	Pharmaceuticals – 2.9%

315	Abbott Laboratories	17,372
	Semiconductors & Equipment – 3.3%

1,245	Intel Corporation	19,920
	Software – 8.3%

336	Electronic Arts, Inc. (EA), (2)	7,654

1,048	Microsoft Corporation	23,399

1,066	Oracle Corporation, (2)	19,497
	Total Software	50,550

	Specialty Retail – 3.1%

619	Staples, Inc.	12,027

241	Tiffany & Co.	6,615
	Total Specialty Retail	18,642

	Textiles, Apparel & Luxury Goods – 2.3%

425	Coach, Inc., (2)	8,755

245	Guess, Inc.	5,334
	Total Textiles, Apparel & Luxury Goods	14,089

	Total Investments (cost $905,765) – 98.3%	595,082

	Other Assets Less Liabilities – 1.7%	9,984

	Net Assets – 100%	$605,066

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Strategic Growth Fund (continued)

October 31, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$595,082	$—	$—	$595,082

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $905,765.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$3,571
Depreciation	(314,254)
Net unrealized appreciation (depreciation) of investments	$(310,683)

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.8%

	Aerospace & Defense – 2.4%

340	BE Aerospace, Inc., (2)	$4,376

236	Rockwell Collins, Inc.	8,786
	Total Aerospace & Defense	13,162

	Airlines – 0.7%

652	AerCap Holdings N.V., (2)	4,134
	Beverages – 1.5%

320	Hansen Natural Corporation, (2)	8,102
	Biotechnology – 4.1%

200	Celgene Corporation, (2)	12,852

374	Theravance, Inc., (2)	2,536

280	Vertex Pharmaceuticals, Inc., (2)	7,339
	Total Biotechnology	22,727

	Capital Markets – 4.9%

429	Janus Capital Group, Inc.	5,036

252	Lazard Limited	7,603

518	SEI Investments Company	9,158

132	State Street Corporation	5,722
	Total Capital Markets	27,519

	Chemicals – 1.2%

263	Albemarle Corporation	6,404
	Computers & Peripherals – 5.3%

410	EMC Corporation, (2)	4,830

130	Lexmark International, Inc., Class A, (2)	3,358

268	McAfee, Inc., (2)	8,723

254	NCR Corporation, (2)	4,643

604	Network Appliance, Inc., (2)	8,172
	Total Computers & Peripherals	29,726

	Construction & Engineering – 2.4%

179	Jacobs Engineering Group, Inc., (2)	6,521

356	Quanta Services Incorporated, (2)	7,035
	Total Construction & Engineering	13,556

	Consumer Finance – 1.2%

166	Capital One Financial Corporation	6,494
	Electric Utilities – 1.0%

171	PPL Corporation	5,612
	Electrical Equipment – 2.9%

278	Cooper Industries, Ltd., Class A	8,604

265	Rockwell Automation, Inc.	7,333
	Total Electrical Equipment	15,937

	Electronic Equipment & Instruments – 1.8%

221	Roper Industries, Inc.	10,022

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Energy Equipment & Services – 4.3%

300	Cooper Cameron Corporation, (2)	$7,278

346	Nabors Industries Limited, (2)	4,975

184	National-Oilwell Varco, Inc., (2)	5,500

211	Oceaneering International, Inc., (2)	5,944
	Total Energy Equipment & Services	23,697

	Food Products – 1.2%

311	Archer-Daniels-Midland Company	6,447
	Gas Utilities – 1.1%

177	Equitable Resources, Inc.	6,144
	Health Care Equipment & Supplies – 5.4%

177	Beckman Coulter, Inc.	8,836

179	Covidien Limited	7,928

586	Hologic, Inc., (2)	7,173

129	Zimmer Holdings, Inc., (2)	5,989
	Total Health Care Equipment & Supplies	29,926

	Health Care Providers & Services – 3.5%

279	Quest Diagnostics Incorporated	13,057

370	VCA Antech, Inc., (2)	6,697
	Total Health Care Providers & Services	19,754

	Hotels, Restaurants & Leisure – 2.5%

478	YUM! Brands, Inc.	13,867
	Household Durables – 1.1%

462	Newell Rubbermaid, Inc.	6,353
	Independent Power Producers & Energy Traders – 1.0%

275	AES Corporation, (2)	2,192

55	Constellation Energy Group	1,332

83	NRG Energy, Inc., (2)	1,930
	Total Independent Power Producers & Energy Traders	5,454

	Industrial Conglomerates – 1.2%

380	Textron, Inc.	6,726
	Internet Software & Services – 0.9%

209	F5 Networks, Inc., (2)	5,187
	IT Services – 2.1%

403	Paychex, Inc.	11,502
	Machinery – 3.3%

179	ITT Industries, Inc.	7,966

235	Joy Global, Inc.	6,810

223	Terex Corporation, (2)	3,722
	Total Machinery	18,498

	Media – 4.3%

623	Discovery Communications, inc., Class A Shares, (2)	8,498

293	McGraw-Hill Companies, Inc.	7,864

523	Monster Worldwide, Inc., (2)	7,448
	Total Media	23,810

Shares	Description (1)	Value

	Metals & Mining – 1.1%

98	Cliffs Natural Resources, Inc.	$2,645

123	Teck Cominco Limited	1,207

63	United States Steel Corporation	2,323
	Total Metals & Mining	6,175

	Multiline Retail – 2.9%

239	J.C. Penney Company, Inc.	5,717

303	Kohl’s Corporation, (2)	10,644
	Total Multiline Retail	16,361

	Oil, Gas & Consumable Fuels – 5.7%

138	Peabody Energy Corporation	4,762

209	Range Resources Corporation	8,824

321	Southwestern Energy Company, (2)	11,434

148	Ultra Petroleum Corporation, (2)	6,889
	Total Oil, Gas, & Consumable Fuels	31,909

	Personal Products – 2.2%

928	Bare Escentuals, Inc., (2)	3,879

235	Estee Lauder Companies, Inc., Class A	8,469
	Total Personal Products	12,348

	Pharmaceuticals – 0.9%

80	Barr Laboratories, Inc., (2)	5,141
	Real Estate – 0.5%

32	Macerich Company	941

57	Ventas, Inc.	2,055
	Total Real Estate	2,996

	Semiconductors & Equipment – 4.6%

355	Altera Corporation	6,159

249	Analog Devices, Inc.	5,319

482	Broadcom Corporation, Class A, (2)	8,233

661	NVIDIA Corporation, (2)	5,790
	Total Semiconductors & Equipment	25,501

	Software – 8.1%

120	Adobe Systems Incorporated, (2)	3,197

512	Akamai Technologies, Inc., (2)	7,363

370	Autodesk, Inc., (2)	7,885

311	Citrix Systems, (2)	8,014

474	Electronic Arts, Inc. (EA), (2)	10,798

306	Intuit, Inc., (2)	7,668
	Total Software	44,925

	Specialty Retail – 4.3%

429	Staples, Inc.	8,335

320	Tiffany & Co.	8,784

262	TJX Companies, Inc.	7,011
	Total Specialty Retail	24,130

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Mid-Cap Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 3.3%

552	Coach, Inc., (2)	$11,371

319	Guess, Inc.	6,945
	Total Textiles, Apparel & Luxury Goods	18,316

	Wireless Telecommunication Services – 1.9%

176	American Tower Corporation, (2)	5,687

83	Crown Castle International Corporation, (2)	1,757

73	NII Holdings, Inc., Class B, (2)	1,880

53	SBA Communications Corporation, (2)	1,112
	Total Wireless Telecommunication Services	10,436

	Total Investments (cost $863,251) – 96.8%	538,998

	Other Assets Less Liabilities – 3.2%	17,717

	Net Assets – 100%	$556,715

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$538,998	$—	$—	$538,998

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $865,100.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$9,488
Depreciation	(335,590)
Net unrealized appreciation (depreciation) of investments	$(326,102)

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 95.4%

	Auto Components – 1.3%

224	Magna International, Inc., Class A	$7,573
	Automobiles – 6.4%

816	Honda Motor Company Limited	20,212

233	Toyota Motor Corporation	17,729
	Total Automobiles	37,941

	Beverages – 2.3%

125	Diageo PLC, Sponsored ADR	7,774

239	Fomento Economico Mexicano S.A.	6,044
	Total Beverages	13,818

	Capital Markets – 2.5%

389	Credit Suisse Group	14,549
	Chemicals – 3.2%

209	Bayer AG	11,688

82	Potash Corporation of Saskatchewan	6,991
	Total Chemicals	18,679

	Commercial Banks – 9.6%

955	Allinaz S.E.	7,239

431	Banco Bilbao Vizcaya Argentaria S.A.	5,000

446	Banco Bradesco S.A., ADR	5,218

921	Banco Itau Holdings Financeira, S.A.	10,186

783	Banco Santander Central S.A.	8,409

434	Barclays PLC	4,674

86	BNP Paribas S.A.	3,096

731	Lloyds TSB Group PLC, Sponsored ADR	9,240

806	National Bank of Greece S.A.	3,522
	Total Commercial Banks	56,584

	Communications Equipment – 2.0%

776	Nokia Oyj, Sponsored ADR	11,780
	Diversified Financial Services – 1.7%

1,056	ING Groep N.V., Sponsored ADR	9,831
	Diversified Telecommunication Services – 5.0%

425	France Telecom S.A.	10,761

940	Nippon Telegraph and Telephone Corporation	19,129
	Total Diversified Telecommunication Services	29,890

	Electric Utilities – 3.3%

507	E.ON A.G., Sponsored ADR, (2)	19,474
	Electronic Equipment & Instruments – 2.4%

910	Panasonic Corporation	14,360
	Food & Staples Retailing – 2.0%

1,104	Koninklijke Ahold N.V.	11,758
	Food Products – 3.1%

298	Nestle S.A.	11,481

298	Unilever PLC	6,723
	Total Food Products	18,204

Portfolio of Investments (Unaudited)

Nuveen Symphony International Equity Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Gas Utilities – 3.7%

301	BG PLC	$22,201
	Health Care Equipment & Supplies – 1.6%

215	Fresenius S.E.	9,692
	Hotels, Restaurants & Leisure – 1.0%

254	Carnival Corporation	5,766
	Household Durables – 1.7%

425	Desarrolladora Homex SAB de CV, Sponsored ADR, (2)	9,894
	Insurance – 3.5%

505	Aegon N.V.	2,076

210	AXA-UAP	3,929

11	Fairfax Financial Holdings Limited	3,086

492	Sun Life Financial, Inc.	11,557
	Total Insurance	20,648

	Leisure Equipment & Products – 3.7%

490	Canon, Inc.	16,792

224	FujiFilm Holdings Corporation, ADR	5,000
	Total Leisure Equipment & Products	21,792

	Machinery – 3.5%

1,149	ABB Limited	15,109

120	Hitachi Limited	5,645
	Total Machinery	20,754

	Media – 2.1%

321	Shaw Communication, Inc.	5,714

224	WPP Group PLC	6,812
	Total Media	12,526

	Metals & Mining – 2.0%

231	BHP Billiton PLC	7,930

22	Rio Tinto PLC, Sponsored ADR	4,089
	Total Metals & Mining	12,019

	Oil, Gas & Consumable Fuels – 9.8%

149	BP PLC, Sponsored ADR	7,405

140	Petroleo Brasileiras S.A.	3,765

477	Repsol YPF S.A.	9,120

844	StatoilHydro ASA, Sponsored ADR	16,964

370	Total S.A., Sponsored ADR	20,513
	Total Oil, Gas & Consumable Fuels	57,767

	Paper & Forest Products – 0.2%

134	Votorantim Celulose e Papel S.A.	1,352
	Pharmaceuticals – 6.0%

453	AstraZeneca Group, Sponsored ADR	19,234

130	Novartis AG	6,629

302	Sanofi-Aventis, Sponsored ADR	9,549
	Total Pharmaceuticals	35,412

Shares	Description (1)	Value

	Road & Rail – 1.9%

258	Canadian National Railways Company	$11,161
	Software – 1.2%

180	Nintendo Co., LTD., ADR	7,020
	Specialty Retail – 0.6%

157	Sony Corporation	3,649
	Textiles, Apparel & Luxury Goods – 0.7%

178	Gildan Activewear, Inc, Sponsored ADR, (2)	4,158
	Tobacco – 2.9%

321	British American Tobacco PLC	17,450
	Wireless Telecommunication Services – 4.5%

172	Millicom International Cellular S.A., (2)	6,880

103	Mobile Telesystems, Sponsored ADR	4,032

420	NTT DoCoMo, Inc.	6,510

170	Partner Communications Company Limited	3,176

328	Vodafone Group PLC, Sponsored ADR	6,320
	Total Wireless Telecommunication Services	26,918

	Total Investments (cost $970,834) – 95.4%	564,620

	Other Assets Less Liabilities – 4.6%	27,449

	Net Assets – 100%	$592,069

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$480,999	$83,621	$—	$564,620

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $970,834.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$878
Depreciation	(407,092)
Net unrealized appreciation (depreciation) of investments	$(406,214)

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 2.7%

32,000	United Technologies Corporation	$1,758,720
	Beverages – 2.8%

32,000	PepsiCo, Inc.	1,824,320
	Biotechnology – 8.5%

37,000	Celgene Corporation, (2)	2,377,620

16,000	Genentech, Inc., (2)	1,327,040

39,000	Gilead Sciences, Inc., (2)	1,788,150
	Total Biotechnology	5,492,810

	Capital Markets – 1.9%

24,000	SEI Investments Company	424,320

18,000	State Street Corporation	780,300
	Total Capital Markets	1,204,620

	Communications Equipment – 9.3%

147,000	Cisco Systems, Inc., (2)	2,612,190

70,000	Nokia Oyj, Sponsored ADR	1,062,600

62,000	QUALCOMM Inc.	2,372,120
	Total Communications Equipment	6,046,910

	Computers & Peripherals – 5.9%

13,000	Apple, Inc., (2)	1,398,670

26,000	International Business Machines Corporation (IBM)	2,417,220
	Total Computers & Peripherals	3,815,890

	Consumer Finance – 1.2%

28,000	American Express Company	770,000
	Electrical Equipment – 2.7%

29,000	Emerson Electric Company	949,170

30,000	Rockwell Automation, Inc.	830,100
	Total Electrical Equipment	1,779,270

	Electronic Equipment & Instruments – 2.1%

33,000	Thermo Fisher Scientific, Inc., (2)	1,339,800
	Energy Equipment & Services – 2.6%

27,000	Baker Hughes Incorporated	943,650

39,000	Halliburton Company	771,810
	Total Energy Equipment & Services	1,715,460

	Food & Staples Retailing – 2.4%

61,000	Walgreen Co.	1,553,060
	Food Products – 3.5%

57,000	Archer-Daniels-Midland Company	1,181,610

12,000	Monsanto Company	1,067,760
	Total Food Products	2,249,370

	Health Care Equipment & Supplies – 3.9%

28,000	Baxter International Inc.	1,693,720

18,000	Zimmer Holdings, Inc., (2)	835,740
	Total Health Care Equipment & Supplies	2,529,460

Shares	Description (1)	Value

	Household Products – 3.9%

39,000	Procter & Gamble Company	$2,517,060
	Industrial Conglomerates – 2.5%

63,000	General Electric Company	1,229,130

22,000	Textron Inc.	389,400
	Total Industrial Conglomerates	1,618,530

	Machinery – 2.9%

13,500	Caterpillar Inc.	515,295

31,000	ITT Industries Inc.	1,379,500
	Total Machinery	1,894,795

	Media – 4.9%

56,000	McGraw-Hill Companies, Inc.	1,503,040

65,000	Walt Disney Company	1,683,500
	Total Media	3,186,540

	Metals & Mining – 1.3%

15,000	BHP Billiton PLC	583,200

9,000	Freeport-McMoRan Copper & Gold, Inc.	261,900
	Total Metals & Mining	845,100

	Multiline Retail – 1.7%

31,000	Kohl’s Corporation, (2)	1,089,030
	Oil, Gas & Consumable Fuels – 6.2%

10,000	Apache Corporation	823,300

24,000	Occidental Petroleum Corporation	1,332,960

17,000	Total SA, Sponsored ADR	942,480

26,000	XTO Energy, Inc.	934,700
	Total Oil, Gas & Consumable Fuels	4,033,440

	Personal Products – 2.4%

43,000	Estee Lauder Companies Inc., Class A	1,549,720
	Pharmaceuticals – 3.8%

45,000	Abbott Laboratories	2,481,750
	Semiconductors & Equipment – 4.8%

133,000	Intel Corporation	2,128,000

50,000	Texas Instruments Incorporated	978,000
	Total Semiconductors & Equipment	3,106,000

	Software – 9.2%

35,000	Electronic Arts Inc. (EA), (2)	797,300

130,000	Microsoft Corporation	2,902,900

122,000	Oracle Corporation, (2)	2,231,380
	Total Software	5,931,580

	Specialty Retail – 1.5%

50,000	Staples, Inc.	971,500

Portfolio of Investments (Unaudited)

Nuveen Rittenhouse Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Textiles, Apparel & Luxury Goods – 4.2%

42,000	Coach, Inc., (2)	$865,200

32,000	Nike, Inc., Class B	1,844,160
	Total Textiles, Apparel & Luxury Goods	2,709,360

	Total Common Stocks (cost $88,057,468)	64,014,095

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.5%

$1,599	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/08, repurchase price $1,598,611, collateralized by $1,310,000 U.S. Treasury Bonds, 6.500%, due 11/15/26, value $1,635,863	0.030%	11/03/08	$1,598,607

	Total Short-Term Investments (cost $1,598,607)			1,598,607

	Total Investments (cost $89,656,075) – 101.3%			65,612,702

	Other Assets Less Liabilities – (1.3)%			(819,814)

	Net Assets – 100%			$64,792,888

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$65,612,702	$—	$—	$65,612,702

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $89,656,075.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,678,976
Depreciation	(26,722,349)
Net unrealized appreciation (depreciation) of investments	$(24,043,373)

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.1%

	Aerospace & Defense – 5.3%

17,725	Raytheon Company	$905,925

8,740	United Technologies Corporation	480,350
	Total Aerospace & Defense	1,386,275

	Air Freight & Logistics – 1.7%

13,900	Expeditors International of Washington Inc.	453,835
	Biotechnology – 3.2%

18,380	Gilead Sciences, Inc., (2)	842,723
	Chemicals – 3.0%

12,000	Praxair, Inc.	781,800
	Commercial Services & Supplies – 3.0%

25,425	Waste Management, Inc.	794,023
	Communications Equipment – 2.9%

19,515	QUALCOMM Inc.	746,644
	Construction & Engineering – 1.7%

12,690	Jacobs Engineering Group Inc., (2)	462,297
	Diversified Financial Services – 3.4%

1,435	CME Group, Inc.	404,885

32,270	Western Union Company	492,440
	Total Diversified Financial Services	897,325

	Electrical Equipment – 2.3%

18,400	Emerson Electric Co.	602,232
	Energy Equipment & Services – 2.2%

11,275	Schlumberger Limited	582,354
	Food Products – 1.3%

9,025	Bunge Limited	346,650
	Health Care Equipment & Supplies – 13.6%

5,255	Alcon Inc.	463,071

8,100	Becton, Dickinson and Company	562,140

8,325	C. R. Bard, Inc.	734,681

18,215	Patterson Companies Inc., (2)	461,386

13,150	Stryker Corporation	702,999

13,845	Varian Medical Systems, Inc., (2)	630,086
	Total Health Care Equipment & Supplies	3,554,363

	Health Care Providers & Services – 5.7%

10,330	Express Scripts, Inc., (2)	626,101

18,565	Quest Diagnostics Incorporated	868,842
	Total Health Care Providers & Services	1,494,943

	Household Durables – 2.3%

18,400	Stanley Works	602,416
	Household Products – 2.8%

11,350	Procter & Gamble Company	732,529

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Insurance – 3.7%

12,240	AFLAC Incorporated	$541,987

16,400	Assurant Inc.	417,872
	Total Insurance	959,859

	IT Services – 5.7%

24,460	Accenture Limited	808,403

16,650	Affiliated Computer Services Inc., (2)	682,650
	Total IT Services	1,491,053

	Machinery – 5.6%

11,930	Illinois Tool Works Inc.	398,343

12,480	ITT Industries Inc.	555,360

13,270	Parker Hannifin Corporation	514,478
	Total Machinery	1,468,181

	Media – 3.7%

14,720	McGraw-Hill Companies, Inc.	395,085

19,130	Omnicom Group Inc.	565,100
	Total Media	960,185

	Metals & Mining – 0.9%

6,515	United States Steel Corporation	240,273
	Office Electronics – 1.8%

57,515	Xerox Corporation	461,270
	Oil, Gas & Consumable Fuels – 3.2%

23,483	XTO Energy, Inc.	844,214
	Pharmaceuticals – 3.6%

11,055	Allergan, Inc.	438,552

11,800	Teva Pharmaceutical Industries Limited, Sponsored ADR	505,984
	Total Pharmaceuticals	944,536

	Road & Rail – 6.0%

10,265	Burlington Northern Santa Fe Corporation	914,202

11,100	Norfolk Southern Corporation	665,334
	Total Road & Rail	1,579,536

	Semiconductors & Equipment – 2.2%

35,190	Intel Corporation	563,040
	Software – 2.3%

23,690	Intuit Inc., (2)	593,671
	Textiles, Apparel & Luxury Goods – 3.0%

13,715	Nike, Inc., Class B	790,395
	Total Common Stocks (cost $33,583,240)	25,176,622

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 2.9%

$751	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/08, repurchase price $751,437, collateralized by $610,000 U.S. Treasury Bonds, 7.250%, due 8/15/22, value $771,650	0.030%	11/03/08	$751,435

	Total Short-Term Investments (cost $751,435)			751,435

	Total Investments (cost $34,334,675) – 99.0%			25,928,057

	Other Assets Less Liabilities – 1.0%			258,271

	Net Assets – 100%			$26,186,328

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$25,928,057	$—	$—	$25,928,057

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $34,425,080.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$15,663
Depreciation	(8,512,686)
Net unrealized appreciation (depreciation) of investments	$(8,497,023)

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 92.4%

	Aerospace & Defense – 2.8%

1,200	Orbital Sciences Corporation, (2)	$24,588
	Auto Components – 1.9%

500	Magna International Inc., Class A	16,905
	Capital Markets – 2.3%

300	Affiliated Managers Group Inc., (2)	13,914

2,100	GFI Group, Inc.	6,741
	Total Capital Markets	20,655

	Chemicals – 10.4%

300	CF Industries Holdings, Inc.	19,257

1,200	Ferro Corporation	18,576

600	H.B. Fuller Company	10,602

500	Lubrizol Corporation	18,790

800	Methanex Corporation	9,432

700	Terra Industries, Inc.	15,393
	Total Chemicals	92,050

	Commercial Services & Supplies – 2.5%

1,600	Korn Ferry International, (2)	22,224
	Computers & Peripherals – 6.0%

900	Lexmark International, Inc., Class A, (2)	23,247

1,300	Network Appliance Inc., (2)	17,589

3,100	Palm Inc., (2)	12,369
	Total Computers & Peripherals	53,205

	Construction & Engineering – 7.3%

2,800	Chicago Bridge & Iron Company N.V.	34,692

1,700	Shaw Group Inc., (2)	30,413
	Total Construction & Engineering	65,105

	Diversified Telecommunication Services – 3.0%

900	Embarq Corporation	27,000
	Energy Equipment & Services – 5.4%

500	ENSCO International Incorporated	19,005

1,600	Rowan Companies Inc.	29,024
	Total Energy Equipment & Services	48,029

	Food Products – 5.3%

1,000	Flowers Foods Inc.	29,650

600	Hormel Foods Corporation	16,956
	Total Food Products	46,606

	Health Care Providers & Services – 5.7%

1,400	Centene Corporation, (2)	26,376

400	Express Scripts, Inc., (2)	24,244
	Total Health Care Providers & Services	50,620

	Hotels, Restaurants & Leisure – 1.6%

900	Speedway Motorsports Inc.	14,355

Shares	Description (1)	Value

	Household Durables – 1.8%

500	Stanley Works	$16,370
	Industrial Conglomerates – 3.0%

500	Teleflex Inc.	26,495
	Insurance – 1.2%

400	Assurant Inc.	10,192
	Internet Software & Services – 3.0%

1,300	Check Point Software Technology Limited, (2)	26,286
	IT Services – 4.0%

4,600	Infogroup Inc.	20,516

3,400	SonicWALL, Inc., (2)	15,232
	Total IT Services	35,748

	Machinery – 1.2%

400	Pentair, Inc.	11,056
	Marine – 3.1%

800	Kirby Corporation, (2)	27,456
	Pharmaceuticals – 5.2%

1,000	Biovail Corporation	8,600

2,300	King Pharmaceuticals Inc., (2)	20,217

1,200	Medicis Pharmaceutical Corporation	17,124
	Total Pharmaceuticals	45,941

	Road & Rail – 3.1%

900	Kansas City Southern Industries, (2)	27,783
	Semiconductors & Equipment – 8.0%

1,000	Analog Devices, Inc.	21,360

1,200	Micrel, Incorporated	8,820

2,000	QLogic Corporation, (2)	24,040

900	Xilinx, Inc.	16,578
	Total Semiconductors & Equipment	70,798

	Software – 1.7%

700	Autodesk, Inc., (2)	14,917
	Specialty Retail – 2.9%

1,000	Charlotte Russe Holdings Inc., (2)	8,450

1,400	Regis Corporation	17,318
	Total Specialty Retail	25,768

	Total Common Stocks (cost $1,280,153)	820,152

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Growth Opportunities Fund (continued)

October 31, 2008

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 14.5%

$128	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/08, repurchase price $128,377, collateralized by $95,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $131,338	0.030%	11/03/08	$128,377

	Total Short-Term Investments (cost $128,377)			128,377

	Total Investments (cost $1,408,530) – 106.9%			948,529

	Other Assets Less Liabilities – (6.9)%			(61,240)

	Net Assets – 100%			$887,289

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$948,529	$—	$—	$948,529

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $1,413,582.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$18,200
Depreciation	(483,253)
Net unrealized appreciation (depreciation) of investments	$(465,053)

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 94.6%

	Aerospace & Defense – 2.9%

10,905	Raytheon Company	$557,355
	Beverages – 2.8%

12,170	Coca-Cola Company	536,210
	Commercial Banks – 8.5%

10,000	Cullen/Frost Bankers, Inc.	559,700

8,270	PNC Financial Services Group, Inc.	551,361

18,000	U.S. Bancorp	536,580
	Total Commercial Banks	1,647,641

	Commercial Services & Supplies – 2.9%

18,050	Waste Management, Inc.	563,702
	Communications Equipment – 5.2%

31,505	Nokia Oyj, Sponsored ADR	478,246

13,955	QUALCOMM Inc.	533,918
	Total Communications Equipment	1,012,164

	Computers & Peripherals – 2.6%

5,500	International Business Machines Corporation (IBM)	511,335
	Construction Materials – 2.6%

9,395	Vulcan Materials Company	509,961
	Diversified Telecommunication Services – 4.9%

19,600	AT&T Inc.	524,692

7,795	Telefonica SA	432,700
	Total Diversified Telecommunication Services	957,392

	Electric Utilities – 8.1%

9,120	Exelon Corporation	494,669

12,915	FPL Group, Inc.	610,105

14,565	PPL Corporation	478,023
	Total Electric Utilities	1,582,797

	Electrical Equipment – 2.5%

15,025	Emerson Electric Co.	491,768
	Gas Utilities – 3.3%

18,285	Equitable Resources Inc.	634,672
	Health Care Equipment & Supplies – 2.7%

7,640	Becton, Dickinson and Company	530,216
	Hotels, Restaurants & Leisure – 2.9%

19,230	YUM! Brands, Inc.	557,862
	Household Products – 2.8%

8,530	Procter & Gamble Company	550,526
	Insurance – 2.1%

19,890	Manulife Financial Corporation	399,590
	IT Services – 2.6%

17,540	Paychex, Inc.	500,592

Portfolio of Investments (Unaudited)

Nuveen Santa Barbara Dividend Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Machinery – 2.7%

17,692	PACCAR Inc.	$517,314
	Media – 2.7%

52,745	Pearson Public Limited Company	533,779
	Metals & Mining – 2.9%

38,515	Southern Copper Corporation	560,778
	Oil, Gas & Consumable Fuels – 8.0%

6,520	Chevron Corporation	486,392

10,900	EnCana Corporation	554,919

9,160	Royal Dutch Shell PLC, Class A	511,220
	Total Oil, Gas & Consumable Fuels	1,552,531

	Pharmaceuticals – 4.8%

9,915	Abbott Laboratories	546,812

11,550	Eli Lilly and Company	390,621
	Total Pharmaceuticals	937,433

	Semiconductors & Equipment – 2.6%

20,910	Microchip Technology Incorporated	515,013
	Thrifts & Mortgage Finance – 6.0%

33,670	Hudson City Bancorp, Inc.	633,333

34,285	New York Community Bancorp, Inc.	536,903
	Total Thrifts & Mortgage Finance	1,170,236

	Tobacco – 5.5%

8,480	Lorillard Inc.	558,493

11,685	Philip Morris International	507,947
	Total Tobacco	1,066,440

	Total Common Stocks (cost $23,174,881)	18,397,307

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 4.4%

$855	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/08, repurchase price $855,500, collateralized by $635,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $877,888	0.030%	11/03/08	$855,498

	Total Short-Term Investments (cost $855,498)			855,498

	Total Investments (cost $24,030,379) – 99.0%			19,252,805

	Other Assets Less Liabilities – 1.0%			193,413

	Net Assets – 100%			$19,446,218

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$19,252,805	$—	$—	$19,252,805

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $24,233,130.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$147,915
Depreciation	(5,128,240)
Net unrealized appreciation (depreciation) of investments	$(4,980,325)

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.7%

	Aerospace & Defense – 3.9%

1,320	Boeing Company	$68,996

1,100	Lockheed Martin Corporation	93,555

510	Raytheon Company	26,066
	Total Aerospace & Defense	188,617

	Beverages – 2.5%

890	Coca-Cola Company	39,213

1,420	PepsiCo, Inc.	80,954
	Total Beverages	120,167

	Biotechnology – 3.6%

930	Cephalon, Inc., (2)	66,700

780	Genentech, Inc., (2)	64,693

590	Genzyme Corporation, (2)	42,999
	Total Biotechnology	174,392

	Chemicals – 1.4%

170	CF Industries Holdings, Inc.	10,912

1,450	Mosaic Company, (2)	57,145
	Total Chemicals	68,057

	Communication Equipment – 4.1%

5,180	QUALCOMM, Inc.	198,184
	Computers & Peripherals – 8.0%

1,680	Apple, Inc., (2)	180,751

3,540	Hewlett-Packard Company	135,511

740	International Business Machines Corporation (IBM)	68,798
	Total Computers & Peripherals	385,060

	Construction & Engineering – 1.4%

1,400	Fluor Corporation	55,902

480	Foster Wheeler, Limited, (2)	13,152
	Total Construction & Engineering	69,054

	Consumer Finance – 1.5%

280	MasterCard, Inc.	41,390

540	Visa, Inc.	29,889
	Total Consumer Finance	71,279

	Diversified Consumer Services – 2.1%

1,480	Apollo Group, Inc., (2)	102,875
	Diversified Financial Services – 0.5%

1,560	Western Union Company	23,806
	Electrical Equipment – 1.6%

1,800	Emerson Electric Company	58,914

110	First Solar, Inc., (2)	15,807
	Total Electrical Equipment	74,721

	Electronic Equipment & Instruments – 0.5%

540	Itron, Inc., (2)	26,179

Shares	Description (1)	Value

	Energy Equipment & Services – 3.1%

1,690	Cooper Cameron Corporation, (2)	$40,999

1,358	FMC Technologies, Inc., (2)	47,516

520	Transocean, Inc., (2)	42,812

508	Unit Corporation, (2)	19,070
	Total Energy Equipment & Services	150,397

	Food & Staples Retailing – 2.6%

4,520	Kroger Co.	124,119
	Food Products – 4.8%

1,150	General Mills, Inc.	77,901

860	H.J. Heinz Company	37,685

1,320	Monsanto Company	117,454
	Total Food Products	233,040

	Health Care Equipment & Supplies – 7.3%

2,890	Baxter International, Inc.	174,816

520	Becton, Dickinson and Company	36,088

2,570	Saint Jude Medical, Inc., (2)	97,737

980	Varian Medical Systems, Inc., (2)	44,600
	Total Health Care Equipment & Supplies	353,241

	Health Care Providers & Services – 2.7%

2,140	Express Scripts, Inc., (2)	129,705
	Hotels, Restaurants & Leisure – 2.9%

2,440	McDonald’s Corporation	141,349
	Household Products – 2.6%

2,010	Colgate-Palmolive Company	126,148
	Independent Power Producers & Energy Traders – 0.6%

1,740	Mirant Corporation, (2)	30,485
	Industrial Conglomerates – 1.4%

1,700	Walter Industries, Inc.	65,875
	Insurance – 2.0%

2,180	AFLAC Incorporated	96,530
	Internet Software & Services – 2.9%

650	Equinix, Inc., (2)	40,573

60	Google, Inc., Class A, (2)	21,562

1,420	Sohu.com, Inc., (2)	78,015
	Total Internet Software & Services	140,150

	IT Services – 2.4%

3,430	Accenture Limited	113,362
	Machinery – 1.6%

1,150	AGCO Corporation, (2)	36,248

710	Flowserve Corporation	40,413
	Total Machinery	76,661

	Media – 2.6%

5,730	DIRECTV Group, Inc., (2)	125,430

Portfolio of Investments (Unaudited)

Nuveen Symphony Large-Cap Growth Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Metals & Mining – 0.6%

990	Freeport-McMoRan Copper & Gold, Inc.	$28,809
	Multiline Retail – 1.4%

1,100	Big Lots, Inc., (2)	26,873

1,040	Dollar Tree Stores, Inc., (2)	39,541
	Total Multiline Retail	66,414

	Oil, Gas & Consumable Fuels – 4.1%

2,095	Continental Resources, Inc., (2)	67,857

700	Hess Corporation	42,147

700	Murphy Oil Corporation	35,448

2,010	Petrohawk Energy Corporation, (2)	38,090

700	W&T Offshore, Inc.	13,419
	Total Oil, Gas & Consumable Fuels	196,961

	Personal Products – 0.3%

480	Herbalife, Limited	11,726
	Pharmaceuticals – 5.2%

1,870	Abbott Laboratories	103,131

760	Eli Lilly and Company	25,703

2,940	Merck & Co., Inc.	90,993

2,140	Schering-Plough Corporation	31,009
	Total Pharmaceuticals	250,836

	Road & Rail – 2.4%

2,550	CSX Corporation	116,586
	Semiconductors & Equipment – 3.4%

5,460	Broadcom Corporation, Class A, (2)	93,257

2,730	Intel Corporation	43,680

3,930	Marvell Technology Group Ltd., (2)	27,353
	Total Semiconductors & Equipment	164,290

	Software – 5.7%

4,050	Adobe Systems Incorporated, (2)	107,892

2,320	Autodesk, Inc., (2)	49,439

1,910	Salesforce.com, Inc., (2)	59,134

4,470	Symantec Corporation, (2)	56,233
	Total Software	272,698

	Specialized REIT – 0.3%

340	Rayonier, Inc.	11,247
	Specialty Retail – 0.5%

1,140	Guess, Inc.	24,818
	Thrifts & Mortgage Finance – 1.5%

3,850	Hudson City Bancorp, Inc.	72,419

Shares	Description (1)	Value

	Tobacco – 2.7%

3,010	Philip Morris International, (2)	$130,845
	Total Investments (cost $6,247,110) – 98.7%	4,756,532

	Other Assets Less Liabilities – 1.3%	64,147

	Net Assets – 100%	$4,820,679

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$4,756,532	$—	$—	$4,756,532

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $6,252,916.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$37,823
Depreciation	(1,534,207)
Net unrealized appreciation (depreciation) of investments	$(1,496,384)

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.8%

	Aerospace & Defense – 2.1%

71	Boeing Company	$3,711

21	Esterline Technologies Corporation, (2)	757

65	Lockheed Martin Corporation	5,528

81	Orbital Sciences Corporation, (2)	1,660

30	Raytheon Company	1,533

32	United Technologies Corporation	1,759
	Total Aerospace & Defense	14,948

	Air Freight & Logistics – 0.6%

61	FedEx Corporation	3,988
	Airlines – 0.2%

60	Continental Airlines, Inc., (2)	1,135

37	UAL Corporation, (2)	539
	Total Airlines	1,674

	Beverages – 1.9%

11	Boston Beer Company, (2)	416

47	Coca-Cola Company	2,071

129	Molson Coors Brewing Company, Class B	4,819

97	Pepsi Bottling Group, Inc.	2,243

75	PepsiCo, Inc.	4,276
	Total Beverages	13,825

	Biotechnology – 2.5%

79	Alnylam Pharmaceuticals, Inc., (2)	1,817

74	Cephalon, Inc., (2)	5,307

47	Emergent BioSolutions, Inc., (2)	846

39	Genentech, Inc., (2)	3,235

96	Genzyme Corporation, (2)	6,996
	Total Biotechnology	18,201

	Capital Markets – 4.2%

150	Bank of New York Company, Inc.	4,890

67	Calamos Asset Management, Inc., Class A	550

21	Franklin Resources, Inc.	1,428

220	Invesco LTD	3,280

314	JPMorgan Chase & Co.	12,953

130	Legg Mason, Inc.	2,885

75	Raymond James Financial, Inc.	1,747

30	Stifel Financial Corporation, (2)	1,310

108	TD Ameritrade Holding Corporation, (2)	1,435
	Total Capital Markets	30,478

	Chemicals – 2.1%

44	CF Industries Holdings, Inc.	2,824

93	Eastman Chemical Company	3,756

28	Lubrizol Corporation	1,052

167	Mosaic Company	6,581

32	Terra Industries, Inc.	704
	Total Chemicals	14,917

Shares	Description (1)	Value

	Commercial Banks – 3.1%

124	BB&T Corporation	$4,445

64	Community Bank System, Inc.	1,597

7	Hancock Holding Company	309

369	KeyCorp	4,513

31	Northern Trust Corporation	1,746

83	PNC Financial Services Group, Inc.	5,534

30	Prosperity Bancshares, Inc.	996

31	SVB Financial Group, (2)	1,595

36	UMB Financial Corporation	1,632
	Total Commercial Banks	22,367

	Commercial Services & Supplies – 1.1%

314	Corrections Corporation of America, (2)	6,001

21	Dun and Bradstreet, Inc.	1,547
	Total Commercial Services & Supplies	7,548

	Communication Equipment – 2.2%

29	Comtech Telecom Corporation, (2)	1,404

378	QUALCOMM, Inc.	14,462
	Total Communication Equipment	15,866

	Computers & Peripherals – 3.8%

114	Apple, Inc., (2)	12,265

249	Hewlett-Packard Company	9,532

54	International Business Machines Corporation (IBM)	5,020

43	NCR Corporation, (2)	786
	Total Computers & Peripherals	27,603

	Construction & Engineering – 0.6%

92	Fluor Corporation	3,674

33	Perini Corporation, (2)	628
	Total Construction & Engineering	4,302

	Consumer Finance – 1.9%

114	Capitalsource, Inc.	844

42	MasterCard, Inc.	6,208

118	Visa, Inc.	6,531
	Total Consumer Finance	13,583

	Containers & Packaging – 0.5%

98	Owens-Illinois, Inc., (2)	2,242

82	Packaging Corp. of America	1,380
	Total Containers & Packaging	3,622

	Diversified Consumer Services – 1.7%

133	Apollo Group, Inc., (2)	9,245

34	ITT Educational Services, Inc., (2)	2,980
	Total Diversified Consumer Services	12,225

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Diversified Financial Services – 0.6%

158	Citigroup, Inc.	$2,157

58	Eaton Vance Corporation	1,276

67	Western Union Company	1,022
	Total Diversified Financial Services	4,455

	Diversified REIT – 0.2%

16	American Public Education, Inc., (2)	708

52	Lexington Corporate Properties Trust	418
	Total Diversified REIT	1,126

	Diversified Telecommunication Services – 1.4%

206	AT&T, Inc.	5,515

48	Cbeyond, Inc., (2)	577

132	Embarq Corporation	3,960
	Total Diversified Telecommunication Services	10,052

	Electric Utilities – 2.2%

184	Edison International	6,549

59	El Paso Electric Company, (2)	1,093

26	Exelon Corporation	1,410

75	FPL Group, Inc.	3,543

80	Progress Energy, Inc.	3,150
	Total Electric Utilities	15,745

	Electrical Equipment – 1.1%

205	Emerson Electric Company	6,710

7	First Solar, Inc., (2)	1,006

51	GrafTech International Ltd., (2)	414
	Total Electrical Equipment	8,130

	Electronic Equipment & Instruments – 2.4%

61	Dolby Laboratories, Inc., (2)	1,926

60	Itron, Inc., (2)	2,909

39	Mettler-Toledo International, Inc., (2)	2,985

36	Multi Fineline Electronix, Inc., (2)	420

25	SunPower Corporation, (2)	977

23	Teledyne Technologies, Inc., (2)	1,048

177	Thermo Fisher Scientific, Inc., (2)	7,186
	Total Electronic Equipment & Instruments	17,451

	Energy Equipment & Services – 2.6%

22	Cabot Oil & Gas Corporation	618

146	Cooper Cameron Corporation, (2)	3,542

14	Dawson Geophysical Company, (2)	343

54	Dresser Rand Group, Inc., (2)	1,210

123	FMC Technologies, Inc., (2)	4,304

71	Matrix Service Company, (2)	870

25	National-Oilwell Varco, Inc., (2)	747

33	Noble Corporation	1,063

Shares	Description (1)	Value

	Energy Equipment & Services (continued)

97	Pride International, Inc., (2)	$1,823

59	SandRidge Energy, Inc., (2)	631

78	Superior Well Services, Inc., (2)	1,307

28	Transocean, Inc., (2)	2,305
	Total Energy Equipment & Services	18,763

	Food & Staples Retailing – 2.6%

55	Costco Wholesale Corporation	3,136

206	Kroger Co.	5,657

23	Nash Finch Company	907

207	Safeway, Inc.	4,403

79	Wal-Mart Stores, Inc.	4,409
	Total Food & Staples Retailing	18,512

	Food Products – 3.5%

53	Campbell Soup Company	2,011

45	Dean Foods Company, (2)	984

49	Diamond Foods, Inc.	1,432

73	Flowers Foods, Inc.	2,164

62	General Mills, Inc.	4,200

178	H.J. Heinz Company	7,800

70	Monsanto Company	6,229
	Total Food Products	24,820

	Gas Utilities – 0.3%

19	Energen Corporation	638

96	Spectra Energy Corporation	1,856
	Total Gas Utilities	2,494

	Health Care Equipment & Supplies – 2.6%

15	Analogic Corporation	662

153	Baxter International, Inc.	9,255

22	Conmed Corporation, (2)	576

17	Masimo Corporation, (2)	544

142	Saint Jude Medical, Inc., (2)	5,400

52	Varian Medical Systems, Inc., (2)	2,367
	Total Health Care Equipment & Supplies	18,804

	Health Care Providers & Services – 2.1%

20	Emergency Medical Services Corporation, (2)	657

175	Express Scripts, Inc., (2)	10,607

109	Omnicare, Inc.	3,005

56	Pharmerica Corporation, (2)	1,150
	Total Health Care Providers & Services	15,419

	Hotels, Restaurants & Leisure – 2.1%

105	Burger King Holdings, Inc.	2,087

180	McDonald’s Corporation	10,427

82	Pinnacle Entertainment, Inc., (2)	459

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure (continued)

103	Starbucks Corporation, (2)	$1,352

18	WMS Industries, Inc., (2)	450
	Total Hotels, Restaurants & Leisure	14,775

	Household Durables – 0.3%

63	Jarden Corporation, (2)	1,121

29	MDC Holdings, Inc.	975
	Total Household Durables	2,096

	Household Products – 1.2%

135	Colgate-Palmolive Company	8,473
	Industrial Conglomerates – 1.2%

131	General Electric Company	2,556

27	Teleflex, Inc.	1,431

118	Walter Industries, Inc.	4,573
	Total Industrial Conglomerates	8,560

	Insurance – 4.4%

71	Ace Limited	4,073

170	AFLAC Incorporated	7,528

68	Amtrust Financial Services, Inc.	668

49	Arch Capital Group Limited, (2)	3,418

27	Aspen Insurance Holdings Limited	620

90	Assurant, Inc.	2,293

71	Axis Capital Holdings Limited	2,022

45	Chubb Corporation	2,332

73	HCC Insurance Holdings, Inc.	1,610

76	Travelers Companies, Inc.	3,234

145	WR Berkley Corporation	3,809
	Total Insurance	31,607

	Internet Software & Services – 1.6%

48	Ansys, Inc., (2)	1,374

35	Equinix, Inc., (2)	2,185

3	Google, Inc., Class A, (2)	1,078

105	Sohu.com, Inc., (2)	5,769

76	Switch & Data Facilities Company, Inc., (2)	716

20	Vocus, Inc., (2)	337
	Total Internet Software & Services	11,459

	IT Services – 1.0%

181	Accenture Limited	5,982

91	TNS, Inc., (2)	1,290
	Total IT Services	7,272

	Leisure Equipment & Products – 0.7%

89	Hasbro, Inc.	2,587

73	Marvel Entertainment, Inc., (2)	2,350
	Total Leisure Equipment & Products	4,937

Shares	Description (1)	Value

	Life Sciences Tools & Services – 0.8%

9	Bio-Rad Laboratories, Inc., (2)	$768

18	Dionex Corporation, (2)	969

128	Illumina, Inc., (2)	3,946
	Total Life Sciences Tools & Services	5,683

	Machinery – 1.7%

115	AGCO Corporation, (2)	3,625

34	Badger Meter, Inc.	857

36	Cummins, Inc.	931

84	Flowserve Corporation	4,781

37	Harsco Corporation	876

45	Robbins & Myers, Inc.	918

28	Sun Hydraulics Corporation	586
	Total Machinery	12,574

	Media – 2.2%

255	Cablevision Systems Corporation	4,521

45	Central European Media Enterprises Limited, (2)	1,202

298	DIRECTV Group, Inc., (2)	6,523

145	Regal Entertainment Group, Class A	1,862

62	Walt Disney Company	1,606
	Total Media	15,714

	Metals & Mining – 0.8%

25	Cliffs Natural Resources, Inc.	675

23	Compass Minerals International, Inc.	1,263

121	Freeport-McMoRan Copper & Gold, Inc.	3,521
	Total Metals & Mining	5,459

	Multiline Retail – 2.2%

195	Big Lots, Inc., (2)	4,764

46	Dollar Tree Stores, Inc., (2)	1,749

222	Family Dollar Stores, Inc.	5,974

89	Target Corporation	3,571
	Total Multiline Retail	16,058

	Multi-Utilities – 0.2%

39	Black Hills Corporation	985
	Oil, Gas & Consumable Fuels – 6.1%

13	Alpha Natural Resources, Inc., (2)	465

142	Chesapeake Energy Corporation	3,120

150	Chevron Corporation	11,190

19	Comstock Resources, Inc., (2)	939

201	Continental Resources, Inc., (2)	6,510

17	Devon Energy Corporation	1,375

26	EOG Resources, Inc.	2,104

91	Hess Corporation	5,479

34	McMoran Exploration Corporation, (2)	482

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

57	Murphy Oil Corporation	$2,886

117	Occidental Petroleum Corporation	6,498

152	Petrohawk Energy Corporation, (2)	2,880

8	Whiting Petroleum Corporation, (2)	416
	Total Oil, Gas & Consumable Fuels	44,344

	Paper & Forest Products – 0.2%

40	Buckeye Technologies, Inc., (2)	236

32	Potlatch Corporation	1,063
	Total Paper & Forest Products	1,299

	Personal Products – 0.2%

52	Herbalife, Limited	1,270
	Pharmaceuticals – 4.9%

99	Abbott Laboratories	5,460

199	Bristol-Myers Squibb Company	4,089

112	Eli Lilly and Company	3,788

96	Johnson & Johnson	5,889

78	Merck & Co., Inc.	2,414

72	Perrigo Company	2,448

265	Pfizer Inc.	4,693

239	Warner Chilcott Limited, (2)	3,315

89	Wyeth	2,864
	Total Pharmaceuticals	34,960

	Residential REIT – 0.2%

13	Essex Property Trust, Inc.	1,265
	Retail REIT – 0.6%

67	Tanger Factory Outlet Centers	2,423

64	Taubman Centers, Inc.	2,126
	Total Retail REIT	4,549

	Road & Rail – 2.4%

128	CSX Corporation	5,852

89	Kansas City Southern Industries, (2)	2,747

40	Landstar System	1,544

54	Norfolk Southern Corporation	3,237

58	Union Pacific Corporation	3,873
	Total Road & Rail	17,253

	Semiconductors & Equipment – 1.9%

363	Broadcom Corporation, Class A, (2)	6,200

141	Intel Corporation	2,256

391	Marvell Technology Group Ltd., (2)	2,721

76	Monolithic Power Systems, Inc., (2)	1,291

104	ON Semiconductor Corporation, (2)	531

58	Semtech Corporation, (2)	703
	Total Semiconductors & Equipment	13,702

Shares	Description (1)	Value

	Software – 3.5%

213	Adobe Systems Incorporated, (2)	$5,674

237	Autodesk, Inc., (2)	5,050

195	CA, Inc.	3,471

87	Electronic Arts, Inc. (EA), (2)	1,982

150	Salesforce.com, Inc., (2)	4,644

309	Symantec Corporation, (2)	3,887

87	Wind River Systems, Inc., (2)	760
	Total Software	25,468

	Specialized REIT – 1.0%

87	Plum Creek Timber Company	3,243

105	Rayonier, Inc.	3,473
	Total Specialized REIT	6,716

	Specialty Retail – 2.6%

42	Aeropostale, Inc., (2)	1,017

39	Blackboard, Inc., (2)	955

108	CommVault Systems, Inc., (2)	1,156

155	Guess, Inc.	3,374

152	Home Depot, Inc.	3,586

197	Lowe’s Companies, Inc.	4,275

65	NetFlix.com, Inc., (2)	1,609

134	RadioShack Corporation	1,696

47	TJX Companies, Inc.	1,258
	Total Specialty Retail	18,926

	Textiles, Apparel & Luxury Goods – 0.3%

14	Deckers Outdoor Corporation, (2)	1,188

98	Liz Claiborne, Inc.	799
	Total Textiles, Apparel & Luxury Goods	1,987

	Thrifts & Mortgage Finance – 2.5%

892	Hudson City Bancorp, Inc.	16,777

88	People’s United Financial, Inc.	1,540
	Total Thrifts & Mortgage Finance	18,317

	Tobacco – 1.9%

313	Philip Morris International	13,606
	Total Investments (cost $916,673) – 98.8%	710,232

	Other Assets Less Liabilities – 1.2%	8,349

	Net Assets – 100%	$718,581

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Portfolio of Investments (Unaudited)

Nuveen Symphony All-Cap Core Fund (continued)

October 31, 2008

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$710,232	$—	$—	$710,232

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $917,386.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$17,967
Depreciation	(225,121)
Net unrealized appreciation (depreciation) of investments	$(207,154)

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 99.6%

	Airlines – 0.5%

210	Continental Airlines, Inc., (2)	$3,973
	Beverages – 2.5%

187	Molson Coors Brewing Company, Class B	6,986

470	Pepsi Bottling Group, Inc.	10,866
	Total Beverages	17,852

	Capital Markets – 2.1%

130	Legg Mason, Inc.	2,885

260	SEI Investments Company	4,597

577	TD Ameritrade Holding Corporation, (2)	7,668
	Total Capital Markets	15,150

	Chemicals – 3.1%

177	Eastman Chemical Company	7,149

160	Lubrizol Corporation	6,013

30	Mosaic Company	1,182

370	Terra Industries, Inc.	8,136
	Total Chemicals	22,480

	Commercial Banks – 2.5%

327	Northern Trust Corporation	18,413
	Commercial Services & Supplies – 4.2%

270	Alliance Data Systems Corporation, (2)	13,543

570	Corrections Corporation of America, (2)	10,893

230	Hewitt Associates, Inc., Class A, (2)	6,415
	Total Commercial Services & Supplies	30,851

	Computers & Peripherals – 2.2%

945	Network Appliance, Inc., (2)	12,786

200	Teradata Corporation, (2)	3,078
	Total Computers & Peripherals	15,864

	Construction & Engineering – 1.0%

183	Fluor Corporation	7,307
	Consumer Finance – 2.4%

1,560	Capitalsource, Inc.	11,544

40	MasterCard, Inc.	5,913
	Total Consumer Finance	17,457

	Containers & Packaging – 0.8%

260	Owens-Illinois, Inc., (2)	5,949
	Diversified Consumer Services – 3.9%

410	Apollo Group, Inc., (2)	28,499
	Diversified Financial Services – 0.6%

190	Eaton Vance Corporation	4,180
	Electric Utilities – 4.1%

370	DPL, Inc.	8,440

460	Edison International	16,371

135	Progress Energy, Inc.	5,315
	Total Electric Utilities	30,126

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Electrical Equipment – 0.5%

110	Hubbell Incorporated, Class B	$3,946
	Electronic Equipment & Instruments – 4.2%

299	Dolby Laboratories, Inc., (2)	9,439

140	Itron, Inc., (2)	6,787

50	Mettler-Toledo International, Inc., (2)	3,827

170	SunPower Corporation, (2)	6,640

90	Thermo Fisher Scientific, Inc., (2)	3,654
	Total Electronic Equipment & Instruments	30,347

	Energy Equipment & Services – 5.5%

131	Cabot Oil & Gas Corporation	3,677

180	Cooper Cameron Corporation, (2)	4,367

318	Dresser Rand Group, Inc., (2)	7,123

300	Helmerich & Payne, Inc.	10,293

210	Noble Corporation	6,764

610	Patterson-UTI Energy, Inc.	8,095
	Total Energy Equipment & Services	40,319

	Food & Staples Retailing – 1.3%

446	Safeway Inc.	9,486
	Food Products – 3.1%

188	Campbell Soup Company	7,135

233	Dean Foods Company, (2)	5,093

230	H.J. Heinz Company	10,079
	Total Food Products	22,307

	Health Care Equipment & Supplies – 1.9%

290	Hill Rom Holdings, Inc.	6,600

160	Varian Medical Systems, Inc., (2)	7,282
	Total Health Care Equipment & Supplies	13,882

	Health Care Providers & Services – 2.5%

300	Express Scripts, Inc., (2)	18,183
	Hotels, Restaurants & Leisure – 1.9%

411	Burger King Holdings, Inc.	8,171

130	Panera Bread Company, (2)	5,866
	Total Hotels, Restaurants & Leisure	14,037

	Household Durables – 1.4%

190	Centex Corporation	2,328

250	D.R. Horton, Inc.	1,845

340	Jarden Corporation, (2)	6,052
	Total Household Durables	10,225

	Industrial Conglomerates – 1.2%

170	Teleflex, Inc.	9,008
	Insurance – 6.2%

170	Arch Capital Group Limited, (2)	11,858

332	HCC Insurance Holdings, Inc.	7,324

Shares	Description (1)	Value

	Insurance (continued)

150	Reinsurance Group of America, Inc., Class A Shares	$5,601

782	WR Berkley Corporation	20,543
	Total Insurance	45,326

	Internet & Catalog Retail – 0.5%

50	Amazon.com, Inc., (2)	2,862
	Internet Software & Services – 1.3%

170	Sohu.com, Inc., (2)	9,340
	Leisure Equipment & Products – 0.7%

180	Hasbro, Inc.	5,233
	Life Sciences Tools & Services – 1.5%

135	Edwards Lifesciences Corporation, (2)	7,133

113	Illumina, Inc., (2)	3,484
	Total Life Sciences Tools & Services	10,617

	Machinery – 1.3%

190	AGCO Corporation, (2)	5,989

150	Harsco Corporation	3,551
	Total Machinery	9,540

	Media – 2.3%

610	Cablevision Systems Corporation	10,815

220	Central European Media Enterprises Limited, (2)	5,876
	Total Media	16,691

	Multiline Retail – 2.3%

300	Big Lots, Inc., (2)	7,329

80	Dollar Tree Stores, Inc., (2)	3,042

240	Family Dollar Stores, Inc.	6,458
	Total Multiline Retail	16,829

	Office REIT – 0.7%

110	SL Green Realty Corporation	4,624
	Oil, Gas & Consumable Fuels – 1.8%

223	Murphy Oil Corporation	11,293

120	Patriot Coal Corporation, (2)	1,900
	Total Oil, Gas & Consumable Fuels	13,193

	Personal Products – 0.8%

240	Herbalife, Limited	5,863
	Pharmaceuticals – 2.0%

159	Perrigo Company	5,406

680	Warner Chilcott Limited, (2)	9,432
	Total Pharmaceuticals	14,838

	Residential REIT – 1.0%

70	Essex Property Trust, Inc.	6,811
	Road & Rail – 3.3%

156	CSX Corporation	7,132

310	Kansas City Southern Industries, (2)	9,570

Portfolio of Investments (Unaudited)

Nuveen Symphony Mid-Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Road & Rail (continued)

192	Landstar System	$7,409
	Total Road & Rail	24,111

	Semiconductors & Equipment – 5.4%

360	Broadcom Corporation, Class A, (2)	6,149

1,070	National Semiconductor Corporation	14,092

550	QLogic Corporation, (2)	6,611

680	Xilinx, Inc.	12,526
	Total Semiconductors & Equipment	39,378

	Software – 6.3%

440	Activision Blizzard, Inc., (2)	5,482

510	Autodesk, Inc., (2)	10,868

240	BMC Software, Inc., (2)	6,197

538	Electronic Arts, Inc. (EA), (2)	12,256

110	Intuit, Inc., (2)	2,757

260	Salesforce.com, Inc., (2)	8,050
	Total Software	45,610

	Specialized REIT – 2.3%

510	Rayonier, Inc.	16,871
	Specialty Retail – 2.2%

322	Guess, Inc.	7,010

690	RadioShack Corporation	8,735
	Total Specialty Retail	15,745

	Textiles, Apparel & Luxury Goods – 0.3%

160	Liz Claiborne, Inc.	1,304
	Thrifts & Mortgage Finance – 4.0%

1,560	Hudson City Bancorp, Inc.	29,341
	Total Investments (cost $898,016) – 99.6%	723,968

	Other Assets Less Liabilities – 0.4%	3,146

	Net Assets – 100%	$727,114

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$723,968	$—	$—	$723,968

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $900,379.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$27,257
Depreciation	(203,668)
Net unrealized appreciation (depreciation) of investments	$(176,411)

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 98.5%

	Aerospace & Defense – 1.7%

103	Esterline Technologies Corporation, (2)	$3,713

401	Orbital Sciences Corporation, (2)	8,216
	Total Aerospace & Defense	11,929

	Airlines – 0.8%

147	Continental Airlines, Inc., (2)	2,781

183	UAL Corporation, (2)	2,664
	Total Airlines	5,445

	Beverages – 1.6%

52	Boston Beer Company, (2)	1,965

97	Molson Coors Brewing Company, Class B	3,624

239	Pepsi Bottling Group, Inc.	5,526
	Total Beverages	11,115

	Biotechnology – 2.4%

392	Alnylam Pharmaceuticals, Inc., (2)	9,016

42	Cephalon, Inc., (2)	3,012

230	Emergent BioSolutions, Inc., (2)	4,142
	Total Biotechnology	16,170

	Capital Markets – 1.9%

328	Calamos Asset Management, Inc. Class A	2,693

149	Stifel Financial Corporation, (2)	6,504

265	TD Ameritrade Holding Corporation, (2)	3,522
	Total Capital Markets	12,719

	Chemicals – 2.6%

104	CF Industries Holdings, Inc.	6,676

79	Eastman Chemical Company	3,191

68	Lubrizol Corporation	2,555

50	Mosaic Company	1,971

158	Terra Industries, Inc.	3,474
	Total Chemicals	17,867

	Commercial Banks – 5.7%

314	Community Bank System, Inc.	7,834

36	Hancock Holding Company	1,590

355	KeyCorp	4,342

76	Northern Trust Corporation	4,280

146	Prosperity Bancshares, Inc.	4,849

150	SVB Financial Group, (2)	7,718

174	UMB Financial Corporation	7,887
	Total Commercial Banks	38,500

	Commercial Services & Supplies – 1.6%

369	Corrections Corporation of America, (2)	7,052

51	Dun and Bradstreet, Inc.	3,758
	Total Commercial Services & Supplies	10,810

Shares	Description (1)	Value

	Communication Equipment – 1.0%

145	Comtech Telecom Corporation, (2)	$7,021
	Computers & Peripherals – 0.9%

58	Apple, Inc., (2)	6,240
	Construction & Engineering – 0.9%

85	Fluor Corporation	3,394

162	Perini Corporation, (2)	3,081
	Total Construction & Engineering	6,475

	Consumer Finance – 1.4%

279	Capitalsource, Inc.	2,065

50	MasterCard, Inc.	7,391
	Total Consumer Finance	9,456

	Containers & Packaging – 0.9%

111	Owens-Illinois, Inc., (2)	2,540

200	Packaging Corp. of America	3,366
	Total Containers & Packaging	5,906

	Diversified Consumer Services – 2.4%

135	Apollo Group, Inc., (2)	9,384

82	ITT Educational Services, Inc., (2)	7,187
	Total Diversified Consumer Services	16,571

	Diversified Financial Services – 0.5%

142	Eaton Vance Corporation	3,124
	Diversified REIT – 0.8%

78	American Public Education, Inc., (2)	3,453

255	Lexington Corporate Properties Trust	2,048
	Total Diversified REIT	5,501

	Diversified Telecommunication Services – 0.8%

237	Cbeyond, Inc., (2)	2,849

98	Embarq Corporation	2,940
	Total Diversified Telecommunication Services	5,789

	Electric Utilities – 2.9%

188	Edison International	6,691

290	El Paso Electric Company, (2)	5,371

195	Progress Energy, Inc.	7,677
	Total Electric Utilities	19,739

	Electrical Equipment – 0.2%

250	GrafTech International Ltd., (2)	2,028
	Electronic Equipment & Instruments – 4.0%

151	Dolby Laboratories, Inc., (2)	4,767

102	Itron, Inc., (2)	4,945

52	Mettler-Toledo International, Inc., (2)	3,980

175	Multi Fineline Electronix, Inc., (2)	2,044

60	SunPower Corporation, (2)	2,344

112	Teledyne Technologies, Inc., (2)	5,104

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Electronic Equipment & Instruments (continued)

111	Thermo Fisher Scientific, Inc., (2)	$4,507
	Total Electronic Equipment & Instruments	27,691

	Energy Equipment & Services – 3.9%

53	Cabot Oil & Gas Corporation	1,488

65	Dawson Geophysical Company, (2)	1,594

131	Dresser Rand Group, Inc., (2)	2,934

100	FMC Technologies, Inc., (2)	3,499

347	Matrix Service Company, (2)	4,251

81	Noble Corporation	2,609

116	Pride International, Inc., (2)	2,180

145	SandRidge Energy, Inc., (2)	1,552

386	Superior Well Services, Inc., (2)	6,466
	Total Energy Equipment & Services	26,573

	Food & Staples Retailing – 1.4%

115	Nash Finch Company	4,534

228	Safeway, Inc.	4,850
	Total Food & Staples Retailing	9,384

	Food Products – 3.7%

131	Campbell Soup Company	4,971

110	Dean Foods Company, (2)	2,405

243	Diamond Foods, Inc.	7,103

359	Flowers Foods, Inc.	10,644
	Total Food Products	25,123

	Gas Utilities – 0.5%

95	Energen Corporation	3,189
	Health Care Equipment & Supplies – 1.3%

74	Analogic Corporation	3,268

107	Conmed Corporation, (2)	2,803

85	Masimo Corporation, (2)	2,719
	Total Health Care Equipment & Supplies	8,790

	Health Care Providers & Services – 2.7%

98	Emergency Medical Services Corporation, (2)	3,220

158	Express Scripts, Inc., (2)	9,576

275	Pharmerica Corporation, (2)	5,646
	Total Health Care Providers & Services	18,442

	Hotels, Restaurants & Leisure – 1.9%

257	Burger King Holdings, Inc.	5,109

377	Pinnacle Entertainment, Inc., (2)	2,111

252	Starbucks Corporation, (2)	3,309

89	WMS Industries, Inc., (2)	2,225
	Total Hotels, Restaurants & Leisure	12,754

Shares	Description (1)	Value

	Household Durables – 0.8%

156	Jarden Corporation, (2)	$2,777

71	MDC Holdings, Inc.	2,388
	Total Household Durables	5,165

	Industrial Conglomerates – 0.9%

66	Teleflex, Inc.	3,497

70	Walter Industries, Inc.	2,713
	Total Industrial Conglomerates	6,210

	Insurance – 4.6%

336	Amtrust Financial Services, Inc.	3,300

121	Arch Capital Group Limited, (2)	8,440

131	Aspen Insurance Holdings Limited	3,008

104	Assurant, Inc.	2,650

180	HCC Insurance Holdings, Inc.	3,971

20	Navigators Group, Inc., (2)	1,010

354	WR Berkley Corporation	9,300
	Total Insurance	31,679

	Internet Software & Services – 2.3%

235	Ansys, Inc., (2)	6,728

73	Sohu.com, Inc., (2)	4,011

380	Switch & Data Facilities Company, Inc., (2)	3,580

100	Vocus, Inc., (2)	1,683
	Total Internet Software & Services	16,002

	IT Services – 0.9%

456	TNS, Inc., (2)	6,466
	Leisure Equipment & Products – 1.7%

359	Marvel Entertainment, Inc., (2)	11,556
	Life Sciences Tools & Services – 3.4%

44	Bio-Rad Laboratories, Inc., (2)	3,757

87	Dionex Corporation, (2)	4,683

486	Illumina, Inc., (2)	14,979
	Total Life Sciences Tools & Services	23,419

	Machinery – 2.8%

91	AGCO Corporation, (2)	2,868

165	Badger Meter, Inc.	4,158

88	Cummins, Inc.	2,275

92	Harsco Corporation	2,178

222	Robbins & Myers, Inc.	4,529

136	Sun Hydraulics Corporation	2,848
	Total Machinery	18,856

	Media – 1.9%

316	Cablevision Systems Corporation	5,603

109	Central European Media Enterprises Limited, (2)	2,911

356	Regal Entertainment Group, Class A	4,571
	Total Media	13,085

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Metals & Mining – 1.1%

62	Cliffs Natural Resources, Inc.	$1,673

111	Compass Minerals International, Inc.	6,097
	Total Metals & Mining	7,770

	Multiline Retail – 2.5%

544	Big Lots, Inc., (2)	13,290

138	Family Dollar Stores, Inc.	3,714
	Total Multiline Retail	17,004

	Multi-Utilities – 0.7%

192	Black Hills Corporation	4,848
	Oil, Gas & Consumable Fuels – 3.7%

64	Alpha Natural Resources, Inc., (2)	2,289

93	Comstock Resources, Inc., (2)	4,596

123	Continental Resources, Inc., (2)	3,984

54	Hess Corporation	3,251

166	McMoran Exploration Corporation, (2)	2,356

49	Murphy Oil Corporation	2,481

227	Petrohawk Energy Corporation, (2)	4,302

39	Whiting Petroleum Corporation, (2)	2,028
	Total Oil, Gas & Consumable Fuels	25,287

	Paper & Forest Products – 0.9%

198	Buckeye Technologies, Inc., (2)	1,166

159	Potlatch Corporation	5,280
	Total Paper & Forest Products	6,446

	Personal Products – 0.5%

128	Herbalife, Limited	3,127
	Pharmaceuticals – 1.6%

176	Perrigo Company	5,984

351	Warner Chilcott Limited, (2)	4,868
	Total Pharmaceuticals	10,852

	Residential REIT – 0.4%

32	Essex Property Trust, Inc.	3,114
	Retail REIT – 2.7%

329	Tanger Factory Outlet Centers	11,900

189	Taubman Centers, Inc.	6,279
	Total Retail REIT	18,179

	Road & Rail – 1.5%

218	Kansas City Southern Industries, (2)	6,730

99	Landstar System	3,820
	Total Road & Rail	10,550

	Semiconductors & Equipment – 2.6%

187	Broadcom Corporation, Class A, (2)	3,194

341	Marvell Technology Group Ltd., (2)	2,373

376	Monolithic Power Systems, Inc., (2)	6,388

Shares	Description (1)	Value

	Semiconductors & Equipment (continued)

510	ON Semiconductor Corporation, (2)	$2,606

295	Semtech Corporation, (2)	3,575
	Total Semiconductors & Equipment	18,136

	Software – 2.5%

240	Autodesk, Inc., (2)	5,114

214	Electronic Arts, Inc. (EA), (2)	4,875

121	Salesforce.com, Inc., (2)	3,746

427	Wind River Systems, Inc., (2)	3,732
	Total Software	17,467

	Specialized REIT – 0.8%

157	Rayonier, Inc.	5,194
	Specialty Retail – 5.0%

206	Aeropostale, Inc., (2)	4,987

189	Blackboard, Inc., (2)	4,627

532	CommVault Systems, Inc., (2)	5,692

321	Guess, Inc.	6,988

317	NetFlix.com, Inc., (2)	7,849

329	RadioShack Corporation	4,165
	Total Specialty Retail	34,308

	Textiles, Apparel & Luxury Goods – 1.1%

67	Deckers Outdoor Corporation, (2)	5,686

240	Liz Claiborne, Inc.	1,956
	Total Textiles, Apparel & Luxury Goods	7,642

	Thrifts & Mortgage Finance – 1.2%

427	Hudson City Bancorp, Inc.	8,032
	Total Investments (cost $892,960) – 98.5%	674,745

	Other Assets Less Liabilities – 1.5%	10,579

	Net Assets – 100%	$685,324

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$674,745	$—	$—	$674,745

Portfolio of Investments (Unaudited)

Nuveen Symphony Small-Mid Cap Core Fund (continued)

October 31, 2008

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $893,163.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$21,901
Depreciation	(240,319)
Net unrealized appreciation (depreciation) of investments	$(218,418)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 96.6%

	Aerospace & Defense – 2.1%

314,100	Thales S.A.	$12,603,281
	Auto Components – 2.3%

414,717	Magna International Inc., Class A	14,021,582
	Beverages – 4.0%

754,800	Coca Cola West Holdings Company	15,138,229

854,000	Kirin Brewery Company Limited	9,445,411
	Total Beverages	24,583,640

	Building Products – 2.2%

1,032,400	JS Group Corporation	13,368,579
	Capital Markets – 1.5%

531,986	UBS AG, (2)	8,990,563
	Commercial Banks – 1.9%

73,403	Societe Generale	4,000,827

1,603,000	Sumitomo Trust & Banking Company	7,423,614
	Total Commercial Banks	11,424,441

	Commercial Services & Supplies – 3.4%

186,384	Dai Nippon Printing Co., Ltd., ADR	2,162,315

1,559,000	Dai Nippon Printing Co., Ltd.	18,419,796
	Total Commercial Services & Supplies	20,582,111

	Communications Equipment – 2.2%

3,362,950	Alcatel-Lucent, (2)	8,683,956

715,500	Telefonaktiebolaget – LM Ericsson, Sponsored ADR	5,058,585
	Total Communications Equipment	13,742,541

	Computers & Peripherals – 1.6%

357,919	Gemalto NV, (2)	10,027,905
	Consumer Finance – 1.0%

755,420	Takefuji Corporation	6,073,334
	Containers & Packaging – 1.5%

760,000	Toyo Seikan Kaisha	9,376,553
	Diversified Telecommunication Services – 10.4%

324,880	Belgacom S.A.	11,115,619

1,378,378	KT Corporation, Sponsored ADR	17,298,644

1,008,120	Nippon Telegraph and Telephone Corporation, ADR	20,515,242

17,650,590	Telecom Italia S.p.A.	14,853,369
	Total Diversified Telecommunication Services	63,782,874

	Electric Utilities – 3.1%

598,700	Centrais Electricas Brasileiras S.A., ADR Pref	6,601,566

353,326	Centrais Electricas Brasileiras S.A., Electrobras	4,281,010

819,125	Korea Electric Power Corporation, Sponsored ADR	8,109,338
	Total Electric Utilities	18,991,914

	Electronic Equipment & Instruments – 3.1%

473,500	Mabuchi Motor Company Limited	18,729,041

Portfolio of Investments (Unaudited)

Nuveen Tradewinds International Value Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Energy Equipment & Services – 2.5%

7,739	Areva CI	$3,916,407

378,625	Technip S.A.	11,337,988
	Total Energy Equipment & Services	15,254,395

	Food & Staples Retailing – 1.6%

358,100	Seven & I Holdings	10,054,720
	Household Durables – 2.2%

1,365,000	Sekisui House, Ltd.	13,687,587
	Insurance – 1.7%

382,500	Mitsui Sumitomo Insurance Company Limited	10,629,060
	Leisure Equipment & Products – 2.8%

739,400	Fuji Photo Film Co., Ltd.	17,021,247
	Machinery – 2.0%

211,470	Siemens AG	12,435,611
	Metals & Mining – 15.2%

4,742,800	Alumina Limited	6,749,679

1,058,582	AngloGold Ashanti Limited, Sponsored ADR	19,319,122

232,584	Apex Silver Mines Limited, (2)	309,337

718,735	Barrick Gold Corporation	16,329,659

512,650	Gold Fields Limited, ADR	3,409,123

1,289,850	Gold Fields Limited	8,979,304

212,243	Impala Platinum Holdings Limited	2,215,328

736,520	Ivanhoe Mines Ltd., (2)	1,966,508

3,569,710	Lihir Gold Limited, (2)	4,454,201

334,948	Lonmin PLC	6,246,823

415,800	Newcrest Mining Limited	5,715,784

571,380	Newmont Mining Corporation	15,050,149

716,450	NovaGold Resources Inc., (2)	2,041,883
	Total Metals & Mining	92,786,900

	Oil, Gas & Consumable Fuels – 9.5%

4,163,000	Nippon Oil Corporation	17,088,126

973,580	OPTI Canada Inc., (2)	2,592,874

285,120	Petro-Canada	7,116,595

396,464	Royal Dutch Shell PLC, Class B, Sponsored ADR	21,920,495

386,347	Suncor Energy, Inc.	9,241,420
	Total Oil, Gas & Consumable Fuels	57,959,510

	Paper & Forest Products – 3.7%

2,401,030	Stora Enso Oyj, R Shares	22,328,164
	Personal Products – 2.0%

580,000	Shiseido Company, Limited	11,933,646
	Pharmaceuticals – 3.9%

371,940	Sanofi-Aventis	23,565,024
	Semiconductors & Equipment – 1.9%

240,000	Rohm Company Limited	11,564,559

Shares	Description (1)	Value

	Software – 1.7%

1,350,200	Sega Sammy Holdings Inc.	$10,207,257
	Textiles, Apparel & Luxury Goods – 2.1%

1,170,000	Wacoal Holdings Corporation	12,675,178
	Wireless Telecommunication Services – 3.5%

445,500	SK Telecom Company Limited, ADR	7,667,055

7,014,660	Vodafone Group PLC	13,494,208
	Total Wireless Telecommunication Services	21,161,263

	Total Common Stocks (cost $887,122,658)	589,562,480

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 1.5%

$9,238	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/08, repurchase price $9,238,192, collateralized by:	0.030%	11/03/08	$9,238,169

$6,605,000 U.S. Treasury Bonds, 8.750%, due 8/15/20, value $9,131,413,
$45,000 U.S. Treasury Bonds, 8.125%, due 5/15/21, value $60,975,
$160,000 U.S. Treasury Bonds, 6.000%, due 2/15/26, value $187,000 and
$40,000 U.S. Treasury Bonds, 6.500%, due 11/15/26, value $49,950

	Total Short-Term Investments (cost $9,238,169)			9,238,169

	Total Investments (cost $896,360,827) – 98.1%			598,800,649

	Other Assets Less Liabilities – 1.9%			11,453,263

	Net Assets – 100%			$610,253,912

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$194,477,352	$404,323,297	$—	$598,800,649

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $901,069,699.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$8,613,529
Depreciation	(310,882,579)
Net unrealized appreciation (depreciation) of investments	$(302,269,050)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund

October 31, 2008

Shares	Description (1)	Value

	Aerospace & Defense – 1.8%

121,500	Thales S.A.	$4,875,194
	Automobiles – 1.1%

486,800	Tata Motors Limited, ADR	2,847,780
	Biotechnology – 0.5%

24,320	Amgen Inc., (2)	1,456,525
	Building Products – 0.5%

89,900	JS Group Corporation	1,164,118

22,300	Rona Inc.	217,394
	Total Building Products	1,381,512

	Capital Markets – 2.1%

326,500	UBS AG	5,517,850
	Commercial Banks – 3.1%

276,400	ICICI Bank Limited, ADR	4,723,676

14,914,100	Krung Thai Bank Public Company Limited	1,744,588

391,000	Sumitomo Trust & Banking Company	1,810,750
	Total Commercial Banks	8,279,014

	Commercial Services & Supplies – 3.6%

455,500	Allied Waste Industries, Inc., (2)	4,746,310

664,000	Toppan Printing Company Limited	4,882,340
	Total Commercial Services & Supplies	9,628,650

	Construction Materials – 0.7%

1,197,000	Sumitomo Osaka Cement Company, Limited	1,880,521
	Containers & Packaging – 0.6%

121,100	Toyo Seikan Kaisha	1,494,080
	Diversified Telecommunication Services – 6.4%

83,010	KT Corporation, Sponsored ADR	1,041,776

510,700	Nippon Telegraph and Telephone Corporation, ADR	10,392,745

1,068,600	Sprint Nextel Corporation	3,344,718

2,765,800	Telecom Italia S.p.A.	2,327,483
	Total Diversified Telecommunication Services	17,106,722

	Electric Utilities – 7.7%

578,400	Centrais Electricas Brasileiras S.A., ADR Pref	6,377,728

49,700	Electricite de France S.A.	2,986,147

95,600	IDACORP, Inc.	2,548,696

896,000	Korea Electric Power Corporation, Sponsored ADR	8,870,400
	Total Electric Utilities	20,782,971

	Electronic Equipment & Instruments – 1.3%

164,900	Tech Data Corporation, (2)	3,537,105
	Energy Equipment & Services – 1.6%

216,900	BJ Services Company	2,787,165

21,100	Technip S.A. ADR	622,077

31,800	Technip S.A.	952,256
	Total Energy Equipment & Services	4,361,498

Shares	Description (1)	Value

	Food Products – 5.1%

78,368	Lighthouse Caledonia, (2)	$43,247

16,111,600	Marine Harvest, (2)	2,602,430

448,500	Smithfield Foods, Inc., (2)	4,718,220

725,600	Tyson Foods, Inc., Class A	6,341,744
	Total Food Products	13,705,641

	Health Care Equipment & Supplies – 1.0%

205,300	Paramount Bed Company Limited	2,675,401
	Household Durables – 2.4%

631,000	Sekisui House, Ltd.	6,327,375
	Household Products – 0.8%

78,000	KAO Corporation	2,280,845
	Internet Software & Services – 2.1%

368,325	eBay Inc., (2)	5,624,323
	Leisure Equipment & Products – 0.6%

1,300	Fields Corporation	1,609,619
	Machinery – 0.3%

26,700	AGCO Corporation, (2)	841,584
	Marine – 2.7%

697,179	Stolt-Nielsen S.A.	7,206,703
	Media – 1.6%

15,300	Hakuhodo DY Holdings Inc.	696,686

1,000	TV Asahi Corporation	1,262,690

118,300	Viacom Inc., Class B, (2)	2,392,026
	Total Media	4,351,402

	Metals & Mining – 19.1%

177,000	Alumina Limited, Sponsored ADR	1,012,440

542,185	AngloGold Ashanti Limited, Sponsored ADR	9,894,876

346,000	Apex Silver Mines Limited, (2)	460,180

456,100	Barrick Gold Corporation	10,362,592

60,300	CONSOL Energy Inc.	1,892,817

244,200	Crystallex International Corporation, (2)	95,238

1,903,600	Eastern Platinum Limited, (2)	568,569

1,135,700	Gabriel Resources Limited, (2)	1,398,615

894,600	Gold Fields Limited	6,227,767

256,500	Ivanhoe Mines Ltd., (2)	684,855

2,902,500	Lihir Gold Limited, (2)	3,621,672

2,358,000	Minara Resources Limited	1,626,652

1,282,200	Mineral Deposits Limited, (2)	504,679

775,350	Moto Goldmines Limited, (2)	636,851

461,700	Newmont Mining Corporation	12,161,178
	Total Metals & Mining	51,148,981

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global All-Cap Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels – 11.5%

95,400	Addax Petroleum Company	$1,424,708

55,700	BP Amoco PLC, ADR	2,768,290

312,700	Cameco Corporation	5,071,994

54,000	ConocoPhillips	2,809,080

109,800	ERG S.p.A.	1,467,994

718,000	Nippon Oil Corporation	2,947,219

101,575	Peabody Energy Corporation	3,505,353

49,800	Petro-Canada	1,243,008

28,060	PetroChina Company Limited, ADR	2,092,715

148,700	StatoilHydro ASA, Sponsored ADR	2,988,870

130,100	Suncor Energy, Inc.	3,111,992

137,700	Tesoro Petroleum Corporation	1,331,559
	Total Oil, Gas & Consumable Fuels	30,762,782

	Paper & Forest Products – 2.8%

170,600	AbitibiBowater Inc., (2)	332,670

685,713	Mondi Plc	2,488,702

337,900	UPM-Kymmene Oyj	4,778,007
	Total Paper & Forest Products	7,599,379

	Pharmaceuticals – 6.5%

102,500	AstraZeneca Group, Sponsored ADR	4,352,150

104,000	Kissei Pharmaceuticals Company Limited	2,371,679

481,600	Patheon Inc., (2)	791,146

231,800	Sanofi-Aventis, ADR	7,329,516

82,600	Wyeth	2,658,068
	Total Pharmaceuticals	17,502,559

	Semiconductors & Equipment – 0.5%

95,800	Advantest Corporation	1,376,472
	Software – 1.3%

156,000	Microsoft Corporation	3,483,480
	Water Utilities – 0.9%

103,400	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	2,378,200
	Wireless Telecommunication Services – 3.8%

1,987,800	TIM Participacoes S.A.	2,871,827

142,050	Turkcell Iletisim Hizmetleri A.S, ADR	1,742,954

202,675	Vivo Participacoes S.A., (2)	2,245,188

166,700	Vodafone Group PLC, Sponsored ADR	3,212,310
	Total Wireless Telecommunication Services	10,072,279

	Total Investments (cost $391,105,448) – 94.0%	252,096,447

	Other Assets Less Liabilities – 6.0%	16,015,720

	Net Assets – 100%	$268,112,167

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$170,607,911	$81,488,536	$—	$252,096,447

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $393,899,705.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$2,962,547
Depreciation	(144,765,805)
Net unrealized appreciation (depreciation) of investments	$(141,803,258)

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund

October 31, 2008

Shares	Description (1)	Value

	COMMON STOCKS – 93.0%

	Chemicals – 1.0%

945	Mosaic Company, (2)	$37,242
	Construction Materials – 1.1%

26,000	Sumitomo Osaka Cement Company, Limited	40,847
	Electric Utilities – 4.7%

4,725	Centrais Electricas Brasileiras S.A., ADR	52,100

575	Electricite de France S.A.	34,548

1,575	Huaneng Power International Inc., ADR	30,886

3,090	Korea Electric Power Corporation, Sponsored ADR	30,591

1,825	PNM Resources Inc.	17,794
	Total Electric Utilities	165,919

	Energy Equipment & Services – 4.3%

100	Areva CI	50,606

2,900	BJ Services Company	37,265

400	Technip S.A., ADR	11,793

1,820	Technip S.A.	54,500
	Total Energy Equipment & Services	154,164

	Food Products – 1.7%

2,250	Smithfield Foods, Inc., (2)	23,670

4,225	Tyson Foods, Inc., Class A	36,927
	Total Food Products	60,597

	Machinery – 3.7%

2,210	AGCO Corporation, (2)	69,659

570	Siemens AG	33,519

1,725	Trinity Industries Inc.	29,118
	Total Machinery	132,296

	Metals & Mining – 47.5%

2,925	Alcoa Inc.	33,667

46,075	Alumina Limited	65,571

3,255	Anglo American PLC	81,672

7,207	AngloGold Ashanti Limited, Sponsored ADR	131,528

2,200	Apex Silver Mines Limited, (2)	2,926

2,850	Barrick Gold Corporation	64,752

1,485	CONSOL Energy Inc.	46,614

4,400	Crystallex International Corporation, (2)	1,716

100,475	Eastern Platinum Limited, (2)	30,010

600	Eldorado Gold Corporation, (2)	2,550

31,800	Entree Gold Inc., (2)	24,800

31,350	First Uranium Corporation	36,414

1,250	Freeport-McMoRan Copper & Gold, Inc.	36,375

11,625	Gabriel Resources, Limited, (2)	14,316

9,075	Gammon Gold, Inc., (2)	30,418

2,800	Geovic Mining Corporation, (2)	1,742

Shares	Description (1)	Value

	Metals & Mining (continued)

16,575	Gold Fields Limited Sponsored ADR	$110,224

1,200	Gold Reserve Inc., Class A, (2)	720

6,435	Impala Platinum Holdings Limited, DD1	67,167

9,350	Industrias Penoles, S.A. de C.V.	83,890

28,150	Ivanhoe Mines Ltd., (2)	75,161

6,300	Kinross Gold Corporation	65,709

86,525	Lihir Gold Limited, (2), DD1	107,964

1,887	Lonmin PLC	35,193

127,800	MagIndustries Corp., (2)	46,124

43,225	Minara Resources Limited	29,819

77,050	Mineral Deposits Limited, (2)	30,327

19,925	Moto Goldmines, Limited, (2)	16,366

7,975	Newcrest Mining Limited, DD1	109,628

4,070	Newmont Mining Corporation	107,204

18,240	NovaGold Resources Inc., (2)	51,984

460	Rio Tinto PLC, Sponsored ADR	85,500

5,900	Silver Standard Resources, Inc., (2)	49,855

87,375	Simmer & Jack Mines Limited (2)	16,411
	Total Metals & Mining	1,694,317

	Oil, Gas & Consumable Fuels – 21.8%

2,450	Addax Petroleum Company	36,588

4,100	Cameco Corporation	66,502

4,525	Delta Petroleum Corporation, (2)	42,535

2,450	ERG S.p.A.	32,756

16,000	Nippon Oil Corporation	65,676

13,850	OPTI Canada Inc., (2)	36,886

1,535	Peabody Energy Corporation	52,973

2,735	Petro-Canada	68,266

1,175	PetroChina Company Limited, ADR	87,632

4,950	Royal Dutch Shell PLC, Class A	136,000

2,525	Suncor Energy, Inc.	60,398

4,775	Tesoro Petroleum Corporation	46,174

6,775	USEC Inc., (2)	27,981

3,125	Warren Resources Inc., (2)	16,531
	Total Oil, Gas & Consumable Fuels	776,898

	Paper & Forest Products – 4.3%

6,005	AbitibiBowater Inc., (2)	11,710

13,350	Domtar Corporation, (2)	33,108

11,581	Mondi Plc	42,032

3,625	Stora Enso Oyj, R Shares	33,710

2,375	UPM-Kymmene Oyj	33,583
	Total Paper & Forest Products	154,143

Portfolio of Investments (Unaudited)

Nuveen Tradewinds Global Resources Fund (continued)

October 31, 2008

Shares	Description (1)	Value

	Road & Rail – 1.7%

885	Union Pacific Corporation	$59,091
	Trading Companies & Distributors – 0.8%

3,000	Mitsui & Company Limited, DD1	29,068
	Water Utilities – 0.4%

550	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	12,650
	Total Common Stocks (cost $5,555,486)	3,317,232

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 20.2%

$720	Repurchase Agreement with State Street Bank, dated 10/31/08, repurchase price $720,285, collateralized by $745,000 U.S. Treasury Bills, 0.000%, due 10/22/09, value $735,688	0.030%	11/03/08	$720,283

	Total Short-Term Investments (cost $720,283)			720,283

	Total Investments (cost $6,275,769) – 113.2%			4,037,515

	Other Assets Less Liabilities – (13.2)%			(470,017)

	Net Assets – 100%			$3,567,498

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing.

ADR	American Depositary Receipt.

DD1	Investment or portion of investment purchased on a delayed delivery basis.

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of October 31, 2008:

	Level 1	Level 2	Level 3	Total
Investments	$2,843,024	$1,194,491	$—	$4,037,515

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2008, the cost of investments was $6,275,769.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2008, were as follows:

Gross unrealized:
Appreciation	$15,284
Depreciation	(2,253,538)
Net unrealized appreciation (depreciation) of investments	$(2,238,254)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: December 30, 2008

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 30, 2008